AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT
TO SHAREHOLDERS

June 30, 2018

AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT TO SHAREHOLDERS
June 30, 2018

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED BALANCE SHEET (UNAUDITED)

June 30, 2018
(in thousands, except share data)
Assets
Qualified Assets
Cash and cash equivalents	$390,978
Investments in unaffiliated issuers:
Available-for-Sale securities, at fair value	6,721,601
Commercial mortgage loans and syndicated loans, at cost	241,144
Equity securities, at fair value	971
Certificate loans - secured by certificate reserves, at cost, which approximates fair value	267
Total investments	6,963,983
Receivables:
Dividends and interest	15,510
Investment securities sold	11,143
Other receivables	280
Total receivables	26,933
Derivative assets	37,463
Total qualified assets	7,419,357
Deferred taxes, net	1,883
Taxes receivable from parent	862
Due from related party	62
Total assets	$7,422,164

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED BALANCE SHEET (UNAUDITED) (Continued)

June 30, 2018
(in thousands, except share data)
Liabilities and Shareholder's Equity
Liabilities
Certificate reserves
Installment certificates:
Reserves to mature	$10,265
Additional credits and accrued interest	1
Fully paid certificates:
Reserves to mature	6,898,987
Additional credits and accrued interest	9,034
Due to unlocated certificate holders	248
Total certificate reserves	6,918,535
Taxes payable to parent	4,684
Payable for investment securities purchased	68,024
Derivative liabilities	29,747
Due to related party	3,269
Other liabilities	36,691
Total liabilities	7,060,950

Shareholder's Equity
Common shares ($10 par value, 150,000 shares authorized and issued)	1,500
Additional paid-in capital	255,517
Retained earnings:
Appropriated for pre-declared additional credits and interest	651
Appropriated for additional interest on advance payments	15
Unappropriated	132,871
Accumulated other comprehensive income (loss), net of tax	(29,340)
Total shareholder's equity	361,214
Total liabilities and shareholder's equity	$7,422,164

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED)

Six Months Ended June 30, 2018
(in thousands)
Investment Income
Interest income from unaffiliated investments:
Available-for-Sale securities	$76,548
Syndicated loans and commercial mortgage loans	4,302
Certificate loans	9
Dividends	24
Other	2,498
Total investment income	83,381

Investment Expenses
Ameriprise Financial, Inc. and affiliated company fees:
Distribution	8,787
Investment advisory and services	7,446
Transfer agent	3,741
Depository	41
Other	330
Total investment expenses	20,345
Net investment income before provision for certificate reserves and income taxes	63,036

Provision for Certificate Reserves
According to the terms of the certificates:
Provision for certificate reserves	197
Interest on additional credits	1
Additional credits/interest authorized by ACC	33,636
Total provision for certificate reserves before reserve recoveries	33,834
Reserve recoveries from terminations prior to maturity	(479)
Net provision for certificate reserves	33,355

Net investment income before income taxes	29,681
Income tax expense	7,562
Net investment income, after-tax	22,119

Net realized gain (loss) on investments before income taxes	600
Income tax expense (benefit)	126
Net realized gain (loss) on investments, after-tax	474
Net income	$22,593

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$—
Portion of loss recognized in other comprehensive income (loss) (before taxes)	—
Net impairment losses recognized in net realized gain (loss) on investments	$—

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED)

Six Months Ended June 30, 2018
(in thousands)
Net income	$22,593
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Net unrealized securities gains (losses) arising during the period	(23,411)
Reclassification of net securities (gains) losses included in net income	(304)
Total other comprehensive income (loss), net of tax	(23,715)
Total comprehensive income (loss)	$(1,122)

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY (UNAUDITED)

Six Months Ended June 30, 2018
(in thousands)
Common Shares
Balance at beginning and end of period	$1,500

Additional Paid-In Capital
Balance at beginning of period	252,517
Receipt of capital from parent	3,000
Balance at end of period	255,517

Retained Earnings
Appropriated for Pre-Declared Additional Credits and Interest
Balance at beginning of period	23
Transfer to appropriated from unappropriated	628
Balance at end of period	651

Appropriated for Additional Interest on Advance Payments
Balance at beginning and end of period	15

Unappropriated
Balance at beginning of period	110,908
Cumulative effect of change in accounting policies	(2)
Net income	22,593
Transfer to appropriated from unappropriated	(628)
Balance at end of period	132,871

Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at beginning of period	(5,627)
Cumulative effect of change in accounting policies	2
Other comprehensive income (loss), net of tax	(23,715)
Balance at end of period	(29,340)

Total Shareholder's Equity	$361,214

AMERIPRISE CERTIFICATE COMPANY

CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)

Six Months Ended June 30, 2018
(in thousands)
Cash Flows from Operating Activities
Net income	$22,593
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of premiums, accretion of discounts, net	(2,107)
Deferred income tax expense (benefit)	19
Net realized (gain) loss on Available-for-Sale securities	(385)
Other net realized (gain) loss	(215)
Changes in operating assets and liabilities:
Dividends and interest receivable	1,567
Certificate reserves, net	926
Deferred taxes, net	6,305
Taxes payable to/receivable from parent, net	2,294
Derivatives, net of collateral	(276)
Other liabilities	(3,486)
Other receivables	(280)
Other, net	407
Net cash provided by (used in) operating activities	27,362

Cash Flows from Investing Activities
Available-for-Sale securities:
Sales	360,976
Maturities, redemptions and calls	1,505,512
Purchases	(2,077,918)
Syndicated loans, commercial mortgage loans and real estate owned:
Sales, maturities and repayments	32,472
Purchases and fundings	(46,383)
Equity securities:
Sales	35
Certificate loans, net	166
Net cash provided by (used in) investing activities	(225,140)

Cash Flows from Financing Activities
Payments from certificate holders and other additions	2,898,676
Certificate maturities and cash surrenders	(2,381,391)
Capital contribution from parent	3,000
Net cash provided by (used in) financing activities	520,285

Net increase (decrease) in cash and cash equivalents	322,507
Cash and cash equivalents at beginning of period	68,471
Cash and cash equivalents at end of period	$390,978

Supplemental disclosures including non-cash transactions:
Cash paid (received) for income taxes	$8,027
Cash paid for interest	33,422

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CASH EQUIVALENTS
COMMERCIAL PAPER
AT&T INC	07/06/2018	—%	$30,000	$29,991	$29,991
AT&T INC	07/10/2018	—	7,900	7,896	7,896
BALTIMORE GAS AND ELECTRIC CO	07/02/2018	—	35,000	34,998	34,998
CELGENE CORP	07/19/2018	—	20,000	19,976	19,976
DOMINION ENERGY INC	07/19/2018	—	25,000	24,970	24,970
EATON CORPORATION	07/17/2018	—	23,700	23,676	23,676
ENTERPRISE PRODUCTS OPERATING	07/02/2018	—	22,200	22,199	22,199
ERAC USA FINANCE LLC	07/23/2018	—	26,000	25,961	25,961
HEWLETT PACKARD ENTERPRISE CO	07/10/2018	—	25,000	24,985	24,985
MCKESSON CORP	07/09/2018	—	15,300	15,292	15,292
NORTHROP GRUMMAN CORP	07/11/2018	—	10,000	9,993	9,993
PPL CAPITAL FUNDING INC	07/17/2018	—	4,946	4,941	4,941
SUNCOR ENERGY INC	07/13/2018	—	30,500	30,476	30,476
THOMSON REUTERS CORPORATION	07/03/2018	—	30,000	29,996	29,996
THOMSON REUTERS CORPORATION	07/05/2018	—	17,000	16,996	16,996
WASTE MANAGEMENT INC	07/17/2018	—	45,000	44,953	44,953
TOTAL COMMERCIAL PAPER				367,299	367,299
TOTAL CASH EQUIVALENTS				367,299	367,299

FIXED MATURITIES
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
UNITED STATES TREASURY BILL	07/19/2018	—	75,000	74,942	74,939
UNITED STATES TREASURY BILL	08/16/2018	—	75,000	74,833	74,830
UNITED STATES TREASURY BILL	09/13/2018	—	50,000	49,810	49,810
UNITED STATES TREASURY BILL	11/08/2018	—	25,000	24,819	24,822
UNITED STATES TREASURY BILL	12/06/2018	—	50,000	49,546	49,558
UNITED STATES TREASURY BILL	07/05/2018	—	50,000	49,992	49,993
UNITED STATES TREASURY BILL	07/12/2018	—	75,000	74,964	74,965
UNITED STATES TREASURY BILL	07/26/2018	—	75,000	74,916	74,913
UNITED STATES TREASURY BILL	08/02/2018	—	75,000	74,891	74,886
UNITED STATES TREASURY BILL	08/09/2018	—	75,000	74,868	74,857
UNITED STATES TREASURY BILL	08/23/2018	—	75,000	74,797	74,803
UNITED STATES TREASURY BILL	08/30/2018	—	75,000	74,772	74,772
UNITED STATES TREASURY BILL	09/06/2018	—	50,000	49,831	49,828
UNITED STATES TREASURY BILL	09/20/2018	—	50,000	49,782	49,792
UNITED STATES TREASURY BILL	09/27/2018	—	75,000	74,653	74,658
UNITED STATES TREASURY BILL	10/04/2018	—	50,000	49,750	49,754
UNITED STATES TREASURY BILL	10/18/2018	—	25,000	24,853	24,855
UNITED STATES TREASURY BILL	10/25/2018	—	25,000	24,840	24,846
UNITED STATES TREASURY BILL	11/01/2018	—	25,000	24,830	24,833

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

UNITED STATES TREASURY BILL	11/15/2018	—	50,000	49,614	49,623
UNITED STATES TREASURY BILL	11/23/2018	—	50,000	49,584	49,599
UNITED STATES TREASURY BILL	11/29/2018	—	50,000	49,572	49,580
UNITED STATES TREASURY BILL	12/13/2018	—	50,000	49,521	49,537
UNITED STATES TREASURY BILL	12/20/2018	—	75,000	74,263	74,277
UNITED STATES TREASURY BILL	12/27/2018	—	75,000	74,227	74,236
UNITED STATES TREASURY BOND	11/15/2028	5.25	200	210	246
TOTAL U. S. GOVERNMENT AND AGENCY OBLIGATIONS				1,418,680	1,418,812

STATE AND MUNICIPAL OBLIGATIONS
CARSON CALIFORNIA REDEVELOPMENT AGENCY	02/01/2019	3.31	1,550	1,550	1,554
CARSON CALIFORNIA REDEVELOPMENT AGENCY	02/01/2020	3.76	3,205	3,205	3,234
FLORIDA ST MID-BAY BRIDGE AUTHORITY	10/01/2021	3.78	3,625	3,625	3,614
HOUSING AND REDEVELOPMENT AUTHORITY OF ST. PAUL	07/01/2018	1.84	2,000	2,000	2,000
KENTUCKY ST PPTY & BLDGS COMMN	05/01/2020	2.26	1,285	1,285	1,261
KENTUCKY ST PPTY & BLDGS COMMN	05/01/2021	2.56	1,100	1,100	1,071
L'ANSE CREUSE MICHIGAN PUBLIC SCHOOLS	05/01/2020	2.16	5,000	5,000	4,953
LOS ANGELES CALIF MUN IMPT CORPORATION	11/01/2019	2.85	3,000	3,000	3,011
LOS ANGELES COUNTY CALIFORNIA REDEV AUTHORITY	08/01/2019	2.64	2,425	2,425	2,427
MICHIGAN STATE HOUSING DEVELOPMENT	10/01/2019	1.82	1,460	1,460	1,444
MICHIGAN STATE HOUSING DEVELOPMENT	04/01/2020	1.95	1,080	1,080	1,064
NEW HOPE CULTURAL EDU FACS FIN CORPORATION	07/01/2018	3.33	1,380	1,380	1,380
NEW HOPE CULTURAL EDU FACS FIN CORPORATION	07/01/2019	3.78	2,155	2,155	2,012
NEW HOPE CULTURAL EDU FACS FIN CORPORATION	07/01/2020	4.13	2,810	2,810	2,537
OYSTER BAY NY	02/01/2019	3.55	1,800	1,801	1,803
PORT OF SEATTLE	05/01/2019	1.89	2,000	2,000	1,990
PORT OF SEATTLE	05/01/2020	2.01	5,000	5,000	4,934
SUCCESSOR AGENCY TO THE PALM DESERT REDEVELOPMENT AGENCY	10/01/2019	2.00	3,835	3,820	3,802
SUCCESSOR AGENCY TO THE PALM DESERT REDEVELOPMENT AGENCY	10/01/2018	1.63	3,780	3,777	3,774
SUCCESSOR AGENCY TO THE PALM DESERT REDEVELOPMENT AGENCY	10/01/2019	2.00	4,680	4,661	4,640
SUCCESSOR AGENCY TO THE PALM DESERT REDEVELOPMENT AGENCY	10/01/2020	2.25	2,000	1,988	1,971
TOTAL STATE AND MUNICIPAL OBLIGATIONS				55,122	54,476

RESIDENTIAL MORTGAGE BACKED SECURITIES
AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
FANNIE MAE 06-36 GF	05/25/2036	2.39	6,336	6,361	6,333
FANNIE MAE 07-46 FB	05/25/2037	2.46	2,512	2,517	2,515
FANNIE MAE 09-107 FL	02/25/2038	2.74	2,267	2,277	2,284
FANNIE MAE 13-2 KF	01/25/2037	2.27	9,161	9,143	9,070
FANNIE MAE AF-2015-22C	04/25/2045	2.33	20,024	19,955	19,872
FANNIE MAE AF-2015-42	06/25/2055	2.31	19,962	19,855	19,978
FANNIE MAE AF-2015-91	12/25/2045	2.35	20,931	20,838	20,790

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE FA-2015-4	02/25/2045	2.33	8,982	8,992	8,951
FANNIE MAE FW-2015-84	11/25/2045	2.33	19,295	19,269	19,253
FANNIE MAE 07-6	02/25/2037	2.54	9,231	9,246	9,273
FANNIE MAE 09-101	12/25/2039	2.93	13,408	13,607	13,687
FANNIE MAE 16-2	02/25/2056	2.46	6,880	6,871	6,889
FANNIE MAE 303970	09/01/2024	6.00	238	235	260
FANNIE MAE 545492	02/01/2022	5.50	76	76	82
FANNIE MAE 725558	06/01/2034	4.12	230	228	240
FANNIE MAE 725694	07/01/2034	3.73	176	173	180
FANNIE MAE 725719	07/01/2033	3.66	502	500	514
FANNIE MAE 735034	10/01/2034	3.39	4,906	5,164	5,132
FANNIE MAE 735702	07/01/2035	4.24	3,431	3,530	3,598
FANNIE MAE 794787	10/01/2034	3.20	194	197	201
FANNIE MAE 799733	11/01/2034	3.35	264	268	278
FANNIE MAE 801337	09/01/2034	3.53	1,892	1,994	1,960
FANNIE MAE 801917	10/01/2034	3.57	281	282	296
FANNIE MAE 804561	09/01/2034	3.41	550	551	580
FANNIE MAE 807219	01/01/2035	3.67	1,532	1,545	1,617
FANNIE MAE 809532	02/01/2035	3.72	373	375	387
FANNIE MAE 834552	08/01/2035	3.58	476	478	492
FANNIE MAE 889485	06/01/2036	3.72	3,321	3,376	3,488
FANNIE MAE 922674	04/01/2036	3.94	1,642	1,681	1,738
FANNIE MAE 968438	01/01/2038	3.41	2,701	2,838	2,803
FANNIE MAE 995123	08/01/2037	3.87	1,127	1,166	1,184
FANNIE MAE 995548	09/01/2035	4.04	1,774	1,813	1,852
FANNIE MAE 995604	11/01/2035	3.58	5,934	6,252	6,242
FANNIE MAE 995614	08/01/2037	2.85	1,453	1,530	1,471
FANNIE MAE AB1980	12/01/2020	3.00	1,569	1,581	1,561
FANNIE MAE AB5230	05/01/2027	2.50	9,019	9,174	8,838
FANNIE MAE AD0901	04/01/2040	3.68	5,705	6,064	5,978
FANNIE MAE AE0559	12/01/2034	3.45	3,818	4,014	3,996
FANNIE MAE AE0566	08/01/2035	3.73	2,858	3,005	3,001
FANNIE MAE AF-2016-11	03/25/2046	2.48	12,022	12,000	12,078
FANNIE MAE AF-2016-87	11/25/2046	2.38	15,112	15,105	15,129
FANNIE MAE AF-2016-88	12/25/2046	2.42	13,000	13,000	13,025
FANNIE MAE AF-204620	11/15/2042	2.42	12,883	12,855	12,914
FANNIE MAE AL1037	01/01/2037	3.64	3,229	3,437	3,417
FANNIE MAE AL2269	10/01/2040	3.65	4,360	4,636	4,581
FANNIE MAE AL3935	09/01/2037	3.84	8,372	8,847	8,802
FANNIE MAE AL3961	02/01/2039	3.57	6,115	6,452	6,364
FANNIE MAE AL4100	09/01/2036	3.85	8,485	8,942	8,897
FANNIE MAE AL4110	03/01/2037	3.43	6,559	6,894	6,862

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE AL4114	02/01/2039	3.84	8,188	8,684	8,614
FANNIE MAE AO8746	08/01/2027	2.50	16,098	16,544	15,773
FANNIE MAE ARM 105989	08/01/2020	3.18	1	1	1
FANNIE MAE ARM 190726	03/01/2033	4.83	95	96	96
FANNIE MAE ARM 249907	02/01/2024	4.25	109	110	112
FANNIE MAE ARM 303259	03/01/2025	3.74	27	27	28
FANNIE MAE ARM 545786	06/01/2032	4.17	194	195	196
FANNIE MAE ARM 620293	01/01/2032	3.65	155	154	160
FANNIE MAE ARM 651629	08/01/2032	3.44	200	200	208
FANNIE MAE ARM 654158	10/01/2032	3.50	327	328	344
FANNIE MAE ARM 655646	08/01/2032	3.37	148	148	152
FANNIE MAE ARM 655798	08/01/2032	3.37	261	260	275
FANNIE MAE ARM 661349	09/01/2032	3.26	137	138	144
FANNIE MAE ARM 661744	10/01/2032	3.25	313	314	327
FANNIE MAE ARM 664521	10/01/2032	3.21	163	164	165
FANNIE MAE ARM 664750	10/01/2032	3.36	76	77	80
FANNIE MAE ARM 670731	11/01/2032	3.92	406	407	421
FANNIE MAE ARM 670779	11/01/2032	3.85	299	301	310
FANNIE MAE ARM 670890	12/01/2032	3.92	236	236	241
FANNIE MAE ARM 670912	12/01/2032	3.92	250	250	256
FANNIE MAE ARM 670947	12/01/2032	3.92	274	275	287
FANNIE MAE ARM 694852	04/01/2033	3.82	211	214	220
FANNIE MAE ARM 722779	09/01/2033	3.39	602	603	618
FANNIE MAE ARM 733525	08/01/2033	3.24	417	402	427
FANNIE MAE ARM 739194	09/01/2033	3.36	478	479	497
FANNIE MAE ARM 743256	10/01/2033	3.34	202	199	210
FANNIE MAE ARM 743856	11/01/2033	3.34	244	245	256
FANNIE MAE ARM 758873	12/01/2033	3.35	298	295	309
FANNIE MAE ARM 88879	11/01/2019	2.88	16	16	16
FANNIE MAE ARM 89125	08/01/2019	3.25	6	6	6
FANNIE MAE AS4507	02/01/2030	3.00	8,791	9,110	8,771
FANNIE MAE AS4878	04/01/2030	3.00	12,135	12,569	12,107
FANNIE MAE BE5622	01/01/2032	2.50	34,374	34,658	33,424
FANNIE MAE DF-2015-38	06/25/2055	2.29	33,919	33,698	33,929
FANNIE MAE DF-2017-16	03/25/2047	1.98	8,864	8,902	8,903
FANNIE MAE FA-2015-55	08/25/2055	2.26	14,435	14,379	14,320
FANNIE MAE FA-204624	12/15/2038	2.43	37,052	36,968	37,175
FANNIE MAE FL-2017-4	02/25/2047	2.43	16,839	16,839	16,906
FANNIE MAE GF-204639	03/15/2036	2.43	36,825	36,744	36,942
FANNIE MAE HYBRID ARM 566074	05/01/2031	4.19	284	283	295
FANNIE MAE HYBRID ARM 584507	06/01/2031	4.22	123	122	128
FANNIE MAE KF-2015-27	05/25/2045	2.39	16,525	16,476	16,569

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE MA0099	06/01/2019	4.00	225	225	231
FANNIE MAE MA0598	12/01/2020	3.50	1,398	1,419	1,416
FANNIE MAE MA1144	08/01/2027	2.50	8,122	8,358	7,989
FANNIE MAE MA3391	06/01/2033	3.00	25,537	25,286	25,409
FANNIE MAE WF-2016-68	10/25/2046	2.43	10,747	10,761	10,771
FANNIE MAE_15-50	07/25/2045	2.33	34,193	34,157	34,107
FANNIE MAE_15-93	08/25/2045	2.44	16,271	16,226	16,204
FANNIE MAE_16-11	03/25/2046	2.53	14,771	14,788	14,871
FREDDIE MAC 4159 FD	01/15/2043	2.42	9,598	9,628	9,569
FREDDIE MAC 4363 2014 FA	09/15/2041	2.35	5,743	5,741	5,684
FREDDIE MAC FB-204495	11/15/2038	2.33	17,976	17,905	17,941
FREDDIE MAC LF-204475	04/15/2040	2.29	4,734	4,729	4,727
FREDDIE MAC WF-204491	08/15/2039	2.30	8,985	8,978	8,974
FREDDIE MAC 1H2520	06/01/2035	3.86	4,742	5,025	5,004
FREDDIE MAC 1N1474	05/01/2037	4.17	795	826	831
FREDDIE MAC 1Q1515	11/01/2038	3.77	18,304	19,341	19,147
FREDDIE MAC 1Q1540	06/01/2040	3.68	7,676	8,201	8,020
FREDDIE MAC 1Q1548	08/01/2038	3.56	8,601	9,053	8,981
FREDDIE MAC 1Q1572	05/01/2038	3.74	13,910	14,689	14,523
FREDDIE MAC 3812 BE	09/15/2018	2.75	43	43	43
FREDDIE MAC 4595	10/15/2037	2.53	12,817	12,817	12,881
FREDDIE MAC 781884	08/01/2034	3.38	876	885	924
FREDDIE MAC 848416	02/01/2041	3.75	8,624	9,006	9,051
FREDDIE MAC 848530	09/01/2039	3.87	4,163	4,398	4,356
FREDDIE MAC 848922	04/01/2037	3.74	4,228	4,508	4,448
FREDDIE MAC 849281	08/01/2037	3.65	6,593	7,027	6,959
FREDDIE MAC AF-204559	03/15/2042	2.48	14,723	14,671	14,783
FREDDIE MAC AF-204615	10/15/2038	2.35	7,738	7,714	7,732
FREDDIE MAC AF-204774	07/15/2042	1.98	14,175	14,165	14,159
FREDDIE MAC ARM 350190	05/01/2022	4.25	18	18	18
FREDDIE MAC ARM 405014	01/01/2019	3.51	2	2	2
FREDDIE MAC ARM 405092	03/01/2019	3.25	1	1	1
FREDDIE MAC ARM 405243	07/01/2019	4.01	9	9	9
FREDDIE MAC ARM 405437	10/01/2019	3.40	13	13	13
FREDDIE MAC ARM 405615	10/01/2019	3.23	—	—	—
FREDDIE MAC ARM 606025	07/01/2019	2.83	1	1	1
FREDDIE MAC ARM 780514	05/01/2033	4.14	286	292	300
FREDDIE MAC ARM 780845	09/01/2033	3.40	188	183	198
FREDDIE MAC ARM 780903	09/01/2033	3.43	232	230	245
FREDDIE MAC ARM 785363	02/01/2025	3.99	27	27	27
FREDDIE MAC ARM 788941	12/01/2031	3.50	18	18	18
FREDDIE MAC ARM 840036	01/01/2019	3.38	2	2	2

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FREDDIE MAC ARM 840072	06/01/2019	3.88	2	2	2
FREDDIE MAC ARM 845154	07/01/2022	3.37	25	25	25
FREDDIE MAC ARM 845523	11/01/2023	3.25	—	—	—
FREDDIE MAC ARM 845654	02/01/2024	3.61	67	67	68
FREDDIE MAC ARM 845730	11/01/2023	3.67	107	109	109
FREDDIE MAC ARM 845733	04/01/2024	4.10	97	98	100
FREDDIE MAC ARM 846702	10/01/2029	3.54	13	13	13
FREDDIE MAC C90581	08/01/2022	5.50	104	103	111
FREDDIE MAC C90582	09/01/2022	5.50	56	56	60
FREDDIE MAC F2-20350	09/15/2040	2.33	44,812	44,765	44,812
FREDDIE MAC F4-20328	02/15/2038	2.33	8,275	8,283	8,274
FREDDIE MAC FA-204547	09/15/2040	2.43	12,168	12,147	12,186
FREDDIE MAC FL-204523	08/15/2038	2.33	14,332	14,262	14,288
FREDDIE MAC G16485	05/01/2033	3.00	24,791	24,613	24,634
FREDDIE MAC G30227	05/01/2023	5.50	340	346	363
FREDDIE MAC J32518	08/01/2030	3.00	15,852	16,393	15,773
FREDDIE MAC KF-204560	07/15/2040	2.53	18,858	18,826	18,780
FREDDIE MAC T-76 2A	10/25/2037	4.19	7,966	8,101	8,056
FREDDIE MAC WF-204681	08/15/2033	2.33	42,199	42,212	42,188
FREDDIE MAC WF-204697	06/15/2038	2.35	30,780	30,799	30,764
FREDDIE MAC_4248	05/15/2041	2.52	14,448	14,472	14,526
FREDDIE MAC_4448	05/15/2040	2.30	13,040	12,972	12,939
GINNIE MAE MF-2016-108	08/20/2046	2.28	2,519	2,509	2,517
GINNIE MAE AF-2014-129	10/20/2041	2.28	8,103	8,094	8,124
GINNIE MAE AF-2014-94	11/20/2041	2.43	5,789	5,801	5,729
GINNIE MAE AF-2015-18	02/20/2040	2.31	13,734	13,754	13,767
GINNIE MAE FC-2018-67	05/20/2048	2.38	19,730	19,748	19,747
GINNIE MAE II 082431	12/20/2039	3.13	5,713	5,941	5,919
GINNIE MAE II 082464	01/20/2040	3.38	2,350	2,523	2,451
GINNIE MAE II 082497	03/20/2040	3.38	4,577	4,858	4,748
GINNIE MAE II 082573	07/20/2040	2.75	5,013	5,192	5,211
GINNIE MAE II 082581	07/20/2040	2.75	6,929	7,424	7,203
GINNIE MAE II 082602	08/20/2040	2.75	12,470	13,378	12,962
GINNIE MAE II 082710	01/20/2041	3.38	4,958	5,156	5,080
GINNIE MAE II 082794	04/20/2041	2.63	7,153	7,630	7,355
GINNIE MAE II ARM 8157	03/20/2023	3.38	45	45	46
GINNIE MAE II ARM 8377	07/20/2018	2.75	—	—	—
GINNIE MAE II ARM 8428	11/20/2018	3.50	—	—	—
GINNIE MAE II ARM 8440	12/20/2018	3.50	1	1	1
GINNIE MAE II ARM 8638	06/20/2025	2.63	69	69	70

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

GINNIE MAE LF-2015-82	04/20/2041	2.28	9,160	9,157	9,163
TOTAL AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				1,192,615	1,187,884

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
ADJUSTABLE RATE MORTGAGE TRUST 04-2 6A1	02/25/2035	3.89	464	468	467
AMERICAN HOME MORTGAGE INVESTMENT TRUST 5A-2004-4	02/25/2045	4.47	1,591	1,596	1,598
ANGEL OAK MORTGAGE TRUST A1-2017-1	01/25/2047	2.81	3,831	3,827	3,809
ANGEL OAK MORTGAGE TRUST A1-2017-2	07/25/2047	2.48	27,423	27,408	27,163
ANGEL OAK MORTGAGE TRUST A1-2018-2	07/27/2048	3.67	12,000	12,000	12,000
APS RESECURITIZATION TRUST 1A-2016-3	11/27/2066	4.34	19,012	18,913	20,075
APS RESECURITIZATION TRUST 2A-2015-1	08/28/2054	2.04	4,932	4,866	4,915
APS RESECURITIZATION TRUST 2A-2016-3	11/27/2046	4.34	13,259	13,185	14,129
BANK OF AMERICA FUNDING CORPORATION 7A1-2015-R4	11/27/2045	3.73	8,664	8,632	8,785
BANK OF AMERICA FUNDING CORPORATION A1-2016-R1	03/25/2040	2.50	23,867	23,751	23,170
BANK OF AMERICA MORTGAGE SECURITY 2004-E 2A6	06/25/2034	4.39	2,226	2,215	2,220
BAYVIEW OPPORTUNITY MASTER FUN A-2017-RT5	05/28/2069	3.50	33,222	33,901	33,301
BAYVIEW OPPORTUNITY MASTER FUN A-2017-RT6	10/28/2057	3.50	31,581	32,196	31,652
BAYVIEW OPPORTUNITY MASTER FUND A1-2017-RT1	03/28/2057	3.00	14,141	14,219	13,901
BAYVIEW OPPORTUNITY MASTER FUND A-2016-SPL1	04/28/2055	4.00	27,598	28,238	27,810
BAYVIEW OPPORTUNITY MASTER FUND A-2016-SPL2	06/28/2053	4.00	27,746	28,350	28,071
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL1	10/28/2064	4.00	23,679	24,340	24,025
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL2	06/28/2054	4.00	25,935	26,660	26,315
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL3	11/28/2053	4.00	19,917	20,513	20,199
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL4	01/28/2055	3.50	23,932	24,455	23,991
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL5	06/28/2057	3.50	26,767	27,447	26,832
BCAP LLC TRUST 11-RR10 3A5	06/26/2035	3.90	2,482	2,478	2,504
BCAP LLC TRUST 12-RR10 9A1	10/26/2035	3.90	269	269	269
BCAP LLC TRUST 13-RR8 1A1	05/26/2036	3.99	1,534	1,534	1,524
BCAP LLC TRUST 13-RR9 1A1	01/26/2036	3.73	3,064	3,067	3,081
BCAP LLC TRUST 3A1-2014-RR2	09/26/2046	2.42	4,946	4,871	4,868
BCAP LLC TRUST 4A1-2013-RR7	12/27/2034	4.15	5,622	5,663	5,722
CENTEX HOME EQUITY 2003-A AF4	12/25/2031	4.25	1,090	1,081	1,088
CHASE MORTGAGE FINANCE 07-A1 1A5	02/25/2037	3.88	3,958	3,923	3,994
CITIGROUP MORTGAGE LOAN TRUST 10-7 2A1	02/25/2035	3.59	503	503	504
CITIGROUP MORTGAGE LOAN TRUST 12-6 2A1	08/25/2036	3.68	301	300	300
CITIGROUP MORTGAGE LOAN TRUST 13-7 2A1	08/25/2036	3.68	2,303	2,303	2,294
CITIGROUP MORTGAGE LOAN TRUST 13-9 2A1	09/25/2034	3.65	3,615	3,618	3,599
CITIGROUP MORTGAGE LOAN TRUST 1A1-2014-11	10/25/2035	3.95	6,263	6,329	6,242
CITIGROUP MORTGAGE LOAN TRUST 1A1-2014-2	02/20/2036	3.34	822	822	822
CITIGROUP MORTGAGE LOAN TRUST 1A1-2015-11	03/25/2035	3.67	13,598	13,659	13,938
CITIGROUP MORTGAGE LOAN TRUST 1A1-2015-9	02/20/2036	3.61	4,651	4,660	4,620
CITIGROUP MORTGAGE LOAN TRUST 2A1-2014-2	04/25/2036	3.25	4,888	4,893	4,790

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CITIGROUP MORTGAGE LOAN TRUST 2A1-2014-5	02/20/2036	3.48	4,042	4,050	4,062
CITIGROUP MORTGAGE LOAN TRUST 2A1-2015-9	02/25/2036	3.64	8,021	8,044	7,969
CITIGROUP MORTGAGE LOAN TRUST 3A1-2013-11	09/25/2034	3.53	1,939	1,947	1,956
CITIGROUP MORTGAGE LOAN TRUST 3A1-2014-6	11/25/2035	3.26	4,548	4,518	4,550
CITIGROUP MORTGAGE LOAN TRUST 3A1-2015-5	08/25/2034	3.98	5,794	5,857	5,836
CITIGROUP MORTGAGE LOAN TRUST 4A1-2015-5	04/20/2035	3.40	13,300	13,372	13,330
CITIGROUP MORTGAGE LOAN TRUST 5A1-2014-11	11/25/2036	3.25	1,478	1,480	1,473
CITIGROUP MORTGAGE LOAN TRUST 5A1-2015-5	01/25/2036	2.21	5,988	5,856	5,673
CITIGROUP MORTGAGE LOAN TRUST A1-2015-PS1	09/25/2042	3.75	11,190	11,319	11,212
CITIGROUP MORTGAGE LOAN TRUST A4-2015-A	06/25/2058	4.25	1,070	1,109	1,078
CITIGROUP MORTGAGE LOAN TRUST 13 1A1	03/25/2035	3.67	3,464	3,472	3,473
COLT FUNDING LLC A1-2016-3	12/26/2046	2.80	12,923	12,917	12,825
COLT FUNDING LLC 6-2	09/25/2046	2.75	2,827	2,831	2,817
COLT FUNDING LLC A1 2017-1	05/27/2047	2.61	18,740	18,729	18,207
COLT FUNDING LLC COLT_17-2	10/25/2047	2.42	16,901	16,895	16,608
COMMERCIAL TRUST CORPORATION A-2017-7	04/25/2057	3.00	16,965	17,092	16,779
COUNTRYWIDE HOME LOANS 03-46 4A1	01/19/2034	3.48	3,148	3,225	3,148
COUNTYWIDE ALTERNATIVE LOAN 04-33 2A1	12/25/2034	3.59	200	201	203
CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES 04-AR3	04/25/2034	3.72	2,425	2,456	2,475
CREDIT SUISSE MORTGAGE CAPITAL 09-2R 1A13	09/26/2034	3.64	20,289	20,252	20,418
CREDIT SUISSE MORTGAGE CAPITAL 10-17R 1A1	06/26/2036	3.59	1,538	1,538	1,553
CREDIT SUISSE MORTGAGE CAPITAL 3A1-2015-7R	10/27/2036	2.23	12,126	11,798	11,786
CREDIT SUISSE MORTGAGE CAPITAL A6-2015-1R	12/27/2035	4.06	6,100	6,152	6,212
CREDIT SUISSE MORTGAGE CAPTIAL 13-11R 1A1	06/27/2034	2.75	4,812	4,809	4,809
CREDIT SUISSE MORTGAGE CAPTIAL 15A1-2014-11	01/27/2036	3.63	10,826	10,881	10,944
CREDIT SUISSE MORTGAGE CAPTIAL 1A1-2015-6R	07/27/2035	4.06	8,894	8,965	9,129
CREDIT SUISSE MORTGAGE CAPTIAL 5A1-2014-5R	07/27/2037	2.50	3,010	3,010	2,942
CREDIT SUISSE MORTGAGE CAPTIAL A1-2017-FHA1	04/25/2047	3.25	18,368	18,571	17,937
CREDIT SUISSE MORTGAGE TRUST 13-2R 6A1	09/27/2036	3.71	1,977	1,984	1,998
CREDIT SUISSE MORTGAGE TRUST 2A12-2010-2R	10/26/2036	3.91	10,861	10,918	10,931
CREDIT SUISSE MORTGAGE TRUST 2A12-2010-7R	04/26/2037	3.72	371	372	371
CREDIT SUISSE MORTGAGE TRUST 2A14-2009-11	09/26/2036	3.35	865	866	866
CREDIT SUISSE MORTGAGE TRUST 6A12-2010-2R	07/26/2037	3.57	2,268	2,279	2,273
CREDIT SUISSE MORTGAGE TRUST A1-2017-RPL1	07/25/2057	2.75	19,657	19,638	19,343
CREDIT SUISSE MORTGAGE TRUST A1-2017-RPL3	08/01/2057	4.00	33,367	34,562	33,577
DEEPHAVEN RESIDENTIAL MORTGAGE A1-2017-1A	12/26/2046	2.73	15,696	15,684	15,380
DEEPHAVEN RESIDENTIAL MORTGAGE A1-2017-2A	06/25/2047	2.45	21,999	21,990	21,682
DEEPHAVEN RESIDENTIAL MORTGAGE A1-2017-3A	10/25/2047	2.58	11,131	11,127	11,062
ELLINGTON FINANCIAL MORTGAGE A1-2017-1	10/25/2047	2.69	10,708	10,706	10,579
EQUITY ONE ABS INC 04-3 AF4	07/25/2034	4.63	81	81	81
FIRST HORIZON ALTERNATIVE MORTGAGE 04-AA4 A1	10/25/2034	3.72	617	625	613
GMAC MORTGAGE CORPORATION LOAN 2004-AR2 3A	08/19/2034	4.16	545	546	526

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

GMAC MORTGAGE CORPORATION LOAN 2004-AR2 5A1	08/19/2034	4.14	454	454	452
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 05-AR1 2A1	01/25/2035	3.75	1,738	1,744	1,750
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 09-1R 3A1	11/25/2035	3.81	370	364	371
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 2A-2014-4R	08/26/2035	4.10	5,683	5,745	5,930
HARBORVIEW MORTGAGE LOAN TRUST 04-10 4A	01/19/2035	3.89	447	450	441
HARBORVIEW MORTGAGE LOAN TRUST 04-7 3A1	11/19/2034	3.23	681	677	675
HARBORVIEW MORTGAGE LOAN TRUST 2004-1 4A	04/19/2034	3.56	278	279	281
HARBORVIEW MORTGAGE LOAN TRUST 2004-4 3A	06/19/2034	3.11	70	69	68
HARBORVIEW MORTGAGE LOAN TRUST 2004-6 5A	08/19/2034	3.85	182	181	184
JEFFERIES & CO A1-2015-R1	12/26/2036	2.10	5,995	5,790	5,837
JP MORGAN REREMIC 3A1-2009-10	10/26/2035	4.10	601	600	600
MERRILL LYNCH MORTGAGE INVESTORS 03-A5 2A6A	08/25/2033	3.83	952	950	984
MERRILL LYNCH MORTGAGE INVESTORS 04-1 2A2	12/25/2034	3.57	353	353	356
MERRILL LYNCH MORTGAGE INVESTORS 05-A1 2A	12/25/2034	3.60	628	629	638
MERRILL LYNCH MORTGAGE INVESTORS 05-A2 A2	02/25/2035	3.54	1,191	1,191	1,237
METLIFE SECURITIZATION TRUST A-2017-1A	04/25/2055	3.00	19,719	19,909	19,378
MFA TRUST A1-2017-RPL1	02/25/2057	2.59	27,913	27,904	27,513
MILL CITY MORTGAGE LOAN TRUST 17-3	01/25/2061	2.75	30,156	30,297	29,637
MILL CITY MORTGAGE LOAN TRUST A1-2015-2	09/25/2057	3.00	2,112	2,110	2,108
MILL CITY MORTGAGE LOAN TRUST A1-2016-1	04/25/2057	2.50	14,748	14,803	14,451
MILL CITY MORTGAGE LOAN TRUST A1-2017-1	11/25/2058	2.75	29,264	29,166	28,818
MILL CITY MORTGAGE LOAN TRUST A1-2017-2	07/25/2059	2.75	29,924	30,138	29,465
MILL CITY MORTGAGE LOAN TRUST A2-2015-1	06/25/2056	3.00	13,299	13,296	13,266
MORGAN STANLEY MORTGAGE LOAN 04-10AR A1	11/25/2034	3.98	443	447	447
MORGAN STANLEY MORTGAGE LOAN PT2A	11/25/2034	3.76	620	631	619
MORGAN STANLEY REREMIC TRUST 13-R1 5A	11/26/2036	3.06	2,005	2,012	2,024
MORGAN STANLEY REREMIC TRUST 13-R3 1A	02/26/2036	3.82	5,232	5,237	5,229
MORGAN STANLEY REREMIC TRUST 13-R3 4A	12/26/2036	3.10	2,073	2,074	2,059
MORGAN STANLEY REREMIC TRUST 13-R3 5A	11/26/2036	3.06	1,543	1,539	1,534
MORGAN STANLEY REREMIC TRUST 13-R8 1A	09/26/2036	3.74	9,153	9,221	9,174
MORGAN STANLEY REREMIC TRUST 1A-2010-R1	07/26/2035	3.69	2,557	2,557	2,558
MORGAN STANLEY REREMIC TRUST 1A-2013-R9	06/26/2046	3.56	688	688	688
MORGAN STANLEY REREMIC TRUST 2014-R6 A	09/26/2035	3.99	11,537	11,629	11,854
MORGAN STANLEY REREMIC TRUST 2A-2014-R4	08/26/2034	3.86	12,641	12,777	12,747
MORGAN STANLEY REREMIC TRUST 2A-2015-R1	11/20/2036	3.49	2,862	2,860	2,862
MORGAN STANLEY REREMIC TRUST 2A-2015-R7	06/26/2035	4.03	6,060	6,081	6,247
MORGAN STANLEY REREMIC TRUST 3A-2013-R8	09/26/2036	3.57	931	931	930
MORGAN STANLEY REREMIC TRUST 3A-2014-R4	08/26/2034	3.88	9,998	10,092	10,017
MORGAN STANLEY REREMIC TRUST 4A-2013-R8	09/26/2036	3.67	1,061	1,065	1,065
MORGAN STANLEY REREMIC TRUST 4A-2015-R4	08/26/2047	3.59	7,286	7,295	7,213
MORGAN STANLEY REREMIC TRUST 5A-2013-R9	06/26/2046	2.28	9,592	9,401	9,296
MORGAN STANLEY REREMIC TRUST 6A-2013-R8	09/26/2036	3.46	1,105	1,104	1,103

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

MORGAN STANLEY REREMIC TRUST 7A-2013-R8	09/26/2036	3.94	793	792	788
MORGAN STANLEY REREMIC TRUST 8A-2015-R3	04/26/2047	3.57	3,661	3,677	3,656
MORGAN STANLEY REREMIC TRUST A-2014-R7	01/26/2051	3.00	14,820	14,541	14,414
NATIONSTAR MORTGAGE LOAN TRUST A-2013-A	12/25/2052	3.75	2,025	2,063	2,041
NEW RESIDENTIAL MORTGAGE LOAN TRSUT A1-2017-6A	08/27/2057	4.00	18,820	19,420	18,999
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-1A	03/25/2056	3.75	13,823	14,172	13,859
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-2	09/25/2056	3.75	24,212	25,025	24,273
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-2A	11/26/2035	3.75	9,176	9,409	9,205
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-4A	11/25/2056	3.75	24,308	24,942	24,370
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2017-1A	02/25/2057	4.00	21,362	21,898	21,539
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2017-3A	04/25/2057	4.00	27,345	28,331	27,609
NEW RESIDENTIAL MORTGAGE LOAN TRUST A3-2014-3	11/25/2054	3.75	4,210	4,301	4,204
NEW RESIDENTIAL MORTGAGE LOAN TRUST A3-2017-2A	03/25/2057	4.00	25,026	25,900	25,376
NOMURA RESECURITIZATION TRUST 1A1-2015-6R	04/26/2037	2.15	6,431	6,222	6,261
NOMURA RESECURITIZATION TRUST 3A1-2014-7R	01/26/2036	3.73	4,078	4,115	4,112
NOMURA RESECURITIZATION TRUST 4A1-2015-4R	03/26/2037	3.74	7,243	7,248	7,191
NOMURA RESECURITIZATION TRUST 5A1-2014-6R	04/26/2037	3.52	1,785	1,795	1,778
RBSSP RESECURITIZATION TRUST 12-6 8A1	04/26/2035	2.59	2,602	2,545	2,580
RBSSP RESECURITIZATION TRUST 19A1-2009-12	12/25/2035	3.30	7,736	7,723	7,766
RBSSP RESECURITIZATION TRUST 2A1-2009-6	01/26/2036	3.48	2,643	2,650	2,670
RESIDENTIAL ASSET SECURITIES 03-K10 AI6	12/25/2033	4.54	140	141	143
RESIDENTIAL FUNDING MORTGAGE SECTION I 06-RP1	10/25/2045	2.59	2,011	2,006	2,010
STRUCTURED ASSET INVESTMENT LOAN TRUST M1-2003-BC5	06/25/2033	3.08	4,570	4,439	4,581
STRUCTURED ASSET SECURITIES CORPORATION 03-24A 5A	07/25/2033	4.06	337	341	336
TOWD POINT MORTGAGE TRUST 1A12-2015-2	11/25/2060	2.75	2,784	2,771	2,737
TOWD POINT MORTGAGE TRUST A1-2015-4	04/25/2055	3.50	959	976	959
TOWD POINT MORTGAGE TRUST A1-2015-5	05/25/2055	3.50	8,230	8,330	8,232
TOWD POINT MORTGAGE TRUST A1-2015-6	04/25/2055	3.50	11,491	11,583	11,484
TOWD POINT MORTGAGE TRUST A1-2016-1	02/25/2055	3.50	13,268	13,401	13,271
TOWD POINT MORTGAGE TRUST A1-2016-2	08/25/2055	3.00	14,131	14,197	13,952
TOWD POINT MORTGAGE TRUST A1-2016-3	04/25/2056	2.25	23,463	23,429	22,917
TOWD POINT MORTGAGE TRUST A1-2017-3	07/25/2057	2.75	19,908	20,007	19,573
TOWD POINT MORTGAGE TRUST A1-2017-4	06/25/2057	2.75	21,574	21,694	21,137
TOWD POINT MORTGAGE TRUST A1A-2015-3	03/25/2054	3.50	7,741	7,816	7,735
TOWD POINT MORTGAGE TRUST A1B-2015-3	03/25/2054	3.00	3,870	3,883	3,843
TOWD POINT MORTGAGE TRUST A4B-2015-3	03/25/2054	3.50	3,909	3,975	3,867
VERUS SECURITIZATION TRUST A1-2017-1A	01/25/2047	2.85	14,328	14,319	14,284
VERUS SECURITIZATION TRUST A1-2017-2A	07/25/2047	2.49	26,869	26,861	26,564
WASHINGTON MUTUAL 03-AR6 A1	06/25/2033	4.20	865	862	873
WASHINGTON MUTUAL 04-AR10 A1A	07/25/2044	2.57	661	663	654
WASHINGTON MUTUAL 05-AR3 A2	03/25/2035	3.66	1,517	1,523	1,517
WASHINGTON MUTUAL 05-AR4 A5	04/25/2035	3.71	3,894	3,880	3,875

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO MORTGAGE BACKED SECURITY 03-M A1	12/25/2033	3.73	783	806	802
WELLS FARGO MORTGAGE BACKED SECURITY 04-DD 2A6	01/25/2035	3.78	1,113	1,112	1,147
WELLS FARGO MORTGAGE BACKED SECURITY 04-I 1A1	07/25/2034	3.75	1,541	1,543	1,577
WELLS FARGO MORTGAGE BACKED SECURITY 04-K 2A6	07/25/2034	4.40	1,328	1,369	1,365
WELLS FARGO MORTGAGE BACKED SECURITY 04-Q 1A2	09/25/2034	3.60	2,341	2,374	2,389
WELLS FARGO MORTGAGE BACKED SECURITY 04-W A8	11/25/2034	3.72	3,582	3,586	3,656
WELLS FARGO MORTGAGE BACKED SECURITY 05-AR12 2A5	06/25/2035	3.90	1,592	1,518	1,628
WELLS FARGO MORTGAGE BACKED SECURITY 05-AR2 2A2	03/25/2035	3.91	360	361	367
WELLS FARGO MORTGAGE BACKED SECURITY 05-AR2 3A1	03/25/2035	3.87	767	761	781
WELLS FARGO MORTGAGE BACKED SECURITY 2004-0 A1	08/25/2034	3.60	207	206	213
WELLS FARGO MORTGAGE BACKED SECURITY 2907 AG	01/25/2035	3.75	471	472	482
WELLS FARGO MORTGAGE BACKED SECURITY 2A2-2005-AR1	06/25/2035	3.91	6,834	6,983	7,014
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				1,499,574	1,484,035
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES				2,692,189	2,671,919

ASSET BACKED SECURITIES
ATRIUM CDO CORP AR-2010A	07/16/2025	3.30	21,300	21,300	21,300
AVIS BUDGET RENTAL CAR FUNDING A-2015-2A	12/20/2021	2.63	35,669	35,790	35,249
AVIS BUDGET RENTAL CAR FUNDING A-2016-1A	06/20/2022	2.99	36,874	37,359	36,497
AVIS BUDGET RENTAL CAR FUNDING A-2016-2A	11/20/2022	2.72	38,000	37,786	37,105
AVIS BUDGET RENTAL CAR FUNDING A-2017-1A	09/20/2023	3.07	8,020	8,060	7,848
BALLYROCK A1-2018-1A	04/20/2031	3.36	40,000	40,000	39,885
BRAZOS HIGHER EDUCATION AUTHORITY A2-2010-1	02/25/2035	3.53	20,000	19,793	20,545
CARLYLE GLOBAL MARKET STRATEGIES A1R-2013-1A	08/14/2030	3.58	20,000	20,000	20,037
CARLYLE GLOBAL MARKET STRATEGIES A1RR-2013-4A	01/15/2031	3.35	20,000	20,000	19,935
CARLYLE GLOBAL MARKET STRATEGIES CLASS-20-143	10/15/2030	3.45	12,315	12,333	12,333
CENTRE POINT FUNDING LLC 12-2 A	08/20/2021	2.61	532	532	526
CHESAPEAKE FUNDING II LLC A1-2016-1A	03/15/2028	2.11	2,965	2,965	2,953
CLI FUNDING LLC A-2014-1A	06/18/2029	3.29	8,756	8,765	8,618
COLLEGE LOAN CORPORATION TRUST 02-2 A24	03/01/2042	2.53	10,000	8,758	9,516
DIAMOND RESORTS OWNER TRUST A-2013-2	05/20/2026	2.27	1,008	1,008	1,007
DRYDEN SENIOR LOAN FUND A1-2017-47A	04/15/2028	3.59	21,700	21,774	21,717
DRYDEN SENIOR LOAN FUND A1-2018-55A	04/15/2031	3.37	12,000	12,000	11,980
DRYDEN SENIOR LOAN FUND A4A-2008-1	10/15/2028	3.78	20,000	20,029	20,058
EDUCATIONAL SERVICES OF AMERICA A-2012-2	04/25/2039	2.82	4,735	4,732	4,744
EDUCATIONAL SERVICES OF AMERICA A-2014-1	02/25/2039	2.79	14,610	14,416	14,661
EDUCATIONAL SERVICES OF AMERICA A-2014-3	02/25/2036	2.69	987	970	974
FIRST INVESTORS AUTO OWNER TRUST A2-2016-1A	04/15/2021	2.26	9,226	9,226	9,210
HENDERSON RECEIVABLES LLC 10-3A A	12/15/2048	3.82	1,035	1,036	1,046
HERTZ VEHICLE FINANCING LLC A-2015-1A	03/25/2021	2.73	35,000	34,947	34,619
HERTZ VEHICLE FINANCING LLC A-2015-2A	09/25/2019	2.02	4,475	4,475	4,468
HERTZ VEHICLE FINANCING LLC A-2015-3A	09/25/2021	2.67	20,000	19,913	19,680

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

HERTZ VEHICLE FINANCING LLC A-2016-1A	03/25/2020	2.32	17,105	17,104	17,027
HERTZ VEHICLE FINANCING LLC A-2016-2A	03/25/2022	2.95	33,900	33,839	33,419
HERTZ VEHICLE FINANCING LLC A-2016-4A	07/25/2022	2.65	8,168	8,063	7,954
HILTON GRAND VACATIONS TRUST 13-A A	01/25/2026	2.28	3,619	3,613	3,594
KENTUCKY HIGHER EDUCATION STUDENT LOAN A1-2013-2	09/01/2028	2.58	6,647	6,515	6,691
MISSISSIPPI HIGHER EDUCATION ASSISTANCE CORP. A1-2014-1	10/25/2035	2.77	6,142	6,014	6,147
MVW OWNER TRUST 16-1A	12/20/2033	2.25	11,639	11,572	11,326
NAVITAS EQUIPMENT RECEIVABLES A2-2016-1	06/15/2021	2.20	2,795	2,795	2,789
NORTHSTAR EDUCATION FINANCE A3-2002-1	04/01/2042	2.45	5,000	4,714	4,822
OAK HILL CREDIT PARTNERS DEF_67104CAA	04/20/2025	3.48	11,958	11,958	11,958
OCTAGON INVESTMENT PARTNERS OCT30_17-1A	03/17/2030	3.68	6,900	6,900	6,918
ONEMAIN DIRECT AUTO RECEIVABLE A-2016-1A	01/15/2021	2.04	56	56	56
OZLM A1-2017-21A	01/20/2031	3.51	16,000	16,024	15,983
PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY WL 13-1A	11/25/2036	2.59	3,230	3,169	3,212
RACE POINT CLO LTD AR-2013-8A	02/20/2030	3.67	14,000	14,000	14,077
SALLIE MAE 11-2 A1	11/25/2027	2.69	990	989	995
SALLIE MAE 12-3 A	12/27/2038	2.74	7,817	7,863	7,858
SALLIE MAE 12-B A2	10/15/2030	3.48	55	55	55
SALLIE MAE A6-2006-2	01/25/2041	2.53	20,000	18,955	19,529
SBA TOWER TRUST A-2015-1	10/08/2020	3.16	8,108	8,169	7,944
SBA TOWER TRUST C-2013-2	04/11/2023	3.72	2,815	2,788	2,795
SBA TOWER TRUST C-2016-1A	07/09/2021	2.88	8,055	8,086	7,824
SBA TOWER TRUST C-2017-1	04/11/2022	3.17	22,000	22,000	21,428
SIERRA RECEIVABLES FUNDING COMPANY A-2016-1A	03/21/2033	3.08	5,670	5,670	5,662
SIERRA RECEIVABLES FUNDING COMPANY A-2016-2A	07/20/2033	2.33	325	320	318
SIERRA RECEIVABLES FUNDING COMPANY A-2016-3A	10/20/2033	2.43	6,531	6,530	6,442
SMALL BUSINESS ADMINISTRATION 2002-20J	10/01/2022	4.75	229	231	232
SMB PRIVATE EDUCATION LOAN TRUST A2A-2017-B	10/15/2035	2.82	11,000	10,998	10,745
SPS SERVICER ADVANCE RECEIVABLE AT2-2016-T2	11/15/2049	2.75	26,205	26,199	26,444
STUDENT LOAN TRUST A4A-2008-1	12/15/2032	3.94	5,117	5,184	5,286
SVO VOI MORTGAGE CORP 12-A A	09/20/2029	2.00	2,598	2,593	2,547
TAL ADVANTAGE LLC 13-1 A	02/22/2038	2.83	1,762	1,765	1,731
TREMEN PARK A-2016-1A	04/20/2027	3.73	20,000	20,059	20,006
TRIP RAIL MASTER FUNDING LLC A1-2017-1A	08/15/2047	2.71	10,051	10,051	9,908
VOI MORTGAGE LLC A-2016-A	07/20/2033	2.54	8,983	8,980	8,781
WELLS FARGO MORTGAGE BACKED SECURITY A-2013-A	03/15/2029	3.10	576	578	573
TOTAL ASSET BACKED SECURITIES				732,366	729,587

COMMERCIAL MORTGAGE BACKED SECURITIES
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
FANNIE MAE 06-M2 A2A	10/25/2032	5.27	5,674	5,967	6,090
FANNIE MAE DEF_31381HZL	01/01/2019	6.08	162	161	161

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FREDDIE MAC AFL-20W5FL	05/25/2025	2.31	29,000	29,000	28,994
GINNIE MAE 11-165 A	10/16/2037	2.19	5,829	5,849	5,777
GINNIE MAE 13-141 A	06/16/2040	2.02	11,701	11,700	11,430
GINNIE MAE 13-146 AH	08/16/2040	2.00	4,609	4,612	4,535
GINNIE MAE 13-159 A	08/16/2038	1.79	1,412	1,410	1,408
GINNIE MAE 17-127	04/16/2052	2.50	19,739	19,617	18,892
GINNIE MAE 17-135	05/16/2049	2.20	29,959	29,714	28,846
GINNIE MAE 17-146	08/16/2047	2.20	24,617	24,459	23,702
GINNIE MAE 7-140	02/16/2059	2.50	24,697	24,551	23,771
GINNIE MAE A-2013-57	06/16/2037	1.35	3,261	3,234	3,157
GINNIE MAE A-2014-61	01/16/2044	2.21	5,421	5,425	5,392
GINNIE MAE AB-2013-194	05/16/2038	2.25	7,760	7,779	7,623
GINNIE MAE AB-2014-143	03/16/2040	2.50	1,589	1,609	1,572
GINNIE MAE AB-2014-75	06/16/2047	2.00	3,939	3,945	3,924
GINNIE MAE AC-2013-13	04/16/2046	1.70	4,012	3,869	3,757
GINNIE MAE AC-2014-112	12/16/2040	1.90	3,129	3,151	3,057
GINNIE MAE AC-2014-143	03/16/2040	2.00	3,179	3,193	3,126
GINNIE MAE AC-2014-48	10/16/2041	1.90	7,710	7,762	7,505
GINNIE MAE AC-2014-70	04/16/2042	1.90	8,648	8,696	8,551
GINNIE MAE AC-2015-98	04/16/2041	2.15	12,147	12,271	11,820
GINNIE MAE AD-2014-9	09/16/2041	2.50	4,612	4,685	4,534
GINNIE MAE AD-2016-1829	11/16/2043	2.25	17,483	17,569	16,958
GINNIE MAE AG-2016-39	01/16/2043	2.30	13,066	13,119	12,687
GINNIE MAE AG-2017-171	10/16/2048	2.25	24,725	24,438	23,797
GINNIE MAE AN-2014-17	06/16/2048	2.36	4,356	4,423	4,433
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				282,208	275,499

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
280 PARK AVENUE MORTGAGE TRUST 2017-A	09/15/2034	2.93	40,000	40,000	39,987
ASHFORD HOSPITALITY TRUST_A-2018-KEYS	05/15/2035	3.07	40,000	40,000	40,000
BARCLAYS COMMERCIAL MORTGAGE	11/15/2034	2.87	40,000	40,000	40,000
BHMS MORTGAGE TRUST AFL-2014-ATL	07/05/2033	3.48	22,615	22,614	22,628
BHMS MORTGAGE TRUST BHMS_14-AT	07/05/2033	3.60	5,947	6,076	5,948
BRAEMAR HOTELS & RESORTS TRUST A-2018-PRME	06/15/2035	2.89	15,000	15,000	15,000
BX TRUST A-2017-APPL	07/15/2034	2.95	13,566	13,566	13,573
BX TRUST A-2017-SLCT	07/15/2034	2.99	25,000	25,000	25,006
CLNS TRUST A-2017-IKPR	06/11/2032	2.85	30,000	30,000	29,983
COLONY MULTIFAMILY AMERICAN HOMES A-2015-1A	07/17/2032	3.29	17,832	17,834	17,824
COLONY MULTIFAMILY MORTGAGE TRUST A-2014-1	04/20/2050	2.54	395	395	394
COLONY STARWOOD HOMES A-2016-2A	12/17/2033	3.34	34,262	34,262	34,341
COMMERCIAL MORTGAGE TRUST A-2017-DLTA	08/15/2035	2.92	30,000	30,000	30,008
COSMOPOLITAN HOTEL TRUST A-2017-CSMO	11/15/2036	3.00	20,000	20,000	20,000

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

DBGS MORTGAGE TRUST A-2018-5BP	06/15/2033	2.72	40,000	39,743	40,001
DBGS MORTGAGE TRUST A-2018-BIOD	05/15/2035	2.88	25,000	24,969	24,993
DBUBS MORTGAGE TRUST 11-LC2 A1	07/10/2044	3.53	1,396	1,398	1,407
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 10-C2 A1	12/10/2043	3.85	721	722	726
HOME PARTNERS OF AMERICA TRUST	10/17/2033	3.24	12,881	12,866	12,892
HOME PARTNERS OF AMERICA TRUST A-2017-1	07/17/2034	2.90	20,174	20,121	20,153
HOME PARTNERS OF AMERICA TRUST A-2018-1	07/17/2037	2.99	30,000	30,000	29,982
HYATT HOTEL PORTFOLIO TRUST A-2017-HYT2	08/09/2032	2.73	8,500	8,466	8,485
INVITATION HOMES TRUST A-2015-SFR3	08/17/2032	3.22	32,730	32,737	32,732
INVITATION HOMES TRUST A-2017-SFR2	12/17/2036	2.94	6,470	6,470	6,470
INVITATION HOMES TRUST A-2018-SFR3	07/17/2037	3.09	40,000	40,000	40,000
JP MORGAN CHASE COMMERCIAL MORTGAGE 09-IWST A2	12/05/2027	5.63	1,250	1,310	1,296
JP MORGAN CHASE COMMERCIAL MORTGAGE 16-ASH	10/15/2034	3.48	29,491	29,485	29,503
PFP 2017-3	01/14/2035	2.97	3,278	3,278	3,279
PROGRESS RESIDENTIAL TRUST A-2017-SFR1	08/17/2034	2.77	18,830	18,825	18,216
STARWOOD WAYPOINT HOMES TRUST-2017-1	01/17/2035	3.02	29,862	29,862	29,863
UBS-CITIGROUP COMMERCIAL MORTGAGE TRUST 11-C1 AAB	01/10/2045	3.19	6,045	6,062	6,058
VSD LLC 2017-PLT1	12/25/2043	3.60	13,316	13,314	13,306
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				654,375	654,054
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES				936,583	929,553

CORPORATE DEBT SECURITIES
BANKING
WASHINGTON MUTUAL BANK/HENDERSON	06/15/2011	—	1,500	3	3	c, d
TOTAL BANKING				3	3

BASIC INDUSTRY
DOWDUPONT INC	05/01/2020	2.20	31,964	32,020	31,511
LYONDELLBASELL INDUSTRIES NV	04/15/2019	5.00	16,473	16,785	16,638
TOTAL BASIC INDUSTRY				48,805	48,149

CAPITAL GOODS
BAE SYSTEMS PLC	12/15/2020	2.85	16,099	16,106	15,900
BUNZL PLC	01/15/2020	2.93	1,300	1,309	1,285
GENERAL DYNAMICS CORPORATION	05/11/2020	2.88	20,000	19,950	19,980
GENERAL DYNAMICS CORPORATION	05/11/2021	3.00	14,905	14,806	14,855
HONEYWELL INTERNATIONAL INC	10/30/2019	1.40	18,980	18,973	18,654
NORTHROP GRUMMAN CORP	03/15/2021	3.50	5,000	5,128	5,050
SIEMENS AG	03/16/2020	2.20	28,000	27,792	27,602
UNITED TECHNOLOGIES CORPORATION	04/15/2020	4.50	5,228	5,458	5,365
TOTAL CAPITAL GOODS				109,522	108,691

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

COMMUNICATIONS
A&E TELEVISION NETWORKS LLC	08/22/2019	3.11	5,000	5,019	4,978
AMERICA MOVIL SAB DE CV	03/30/2020	5.00	20,000	20,618	20,553
AMERICAN TOWER CORPORATION	06/01/2020	2.80	1,061	1,050	1,051
DISCOVERY INC	11/15/2019	2.75	36,347	36,426	36,099
DISCOVERY INC	06/15/2020	2.80	3,300	3,325	3,257
SKY PLC	11/26/2022	3.13	5,000	4,989	4,901
SKY PLC	09/16/2019	2.63	11,805	11,835	11,724
THOMSON REUTERS CORPORATION	10/15/2019	4.70	3,000	3,096	3,054
TOTAL COMMUNICATIONS				86,358	85,617

CONSUMER CYCLICAL
AUTOLIV INC	04/23/2019	2.84	5,000	5,000	4,981
COMPASS GROUP PLC	09/18/2020	3.09	7,000	7,088	6,933
MCDONALDS CORPORATION	05/29/2019	1.88	2,142	2,141	2,128
TOTAL CONSUMER CYCLICAL				14,229	14,042

CONSUMER NON CYCLICAL
ABBVIE INC	05/14/2020	2.50	25,000	24,732	24,513
ALLERGAN PLC	03/12/2020	3.00	1,465	1,481	1,458
BACARDI LTD	01/15/2021	4.50	2,783	2,934	2,833
BECTON DICKINSON AND COMPANY	12/15/2019	2.68	24,067	24,162	23,897
BECTON DICKINSON AND COMPANY	06/05/2020	2.40	10,720	10,720	10,521
CARDINAL HEALTH INC	12/15/2020	4.63	9,490	9,751	9,757
CARDINAL HEALTH INC	06/14/2019	1.95	16,335	16,336	16,182
CVS HEALTH CORP	08/12/2019	2.25	5,595	5,611	5,552
CVS HEALTH CORP	06/01/2021	2.13	12,075	11,912	11,610
ESSILOR INTERNATIONAL SA	01/05/2022	2.05	6,000	6,000	5,676
EXPRESS SCRIPTS HOLDING CO	11/15/2021	4.75	10,000	10,304	10,322
EXPRESS SCRIPTS HOLDING CO	06/15/2019	2.25	10,000	10,024	9,925
GENERAL MILLS INC	10/21/2019	2.20	5,000	4,948	4,945
JM SMUCKER CO/THE	03/15/2020	2.50	9,231	9,243	9,122
KELLOGG COMPANY	11/15/2019	4.15	15,100	15,478	15,311
KELLOGG COMPANY	12/15/2020	4.00	15,000	15,802	15,310
MOLSON COORS BREWING CO	07/15/2019	1.45	26,761	26,754	26,338
MOLSON COORS BREWING CO	07/15/2021	2.10	10,000	9,819	9,589
MONDELEZ INTERNATIONAL INC	10/28/2019	1.63	38,625	38,513	37,925
PFIZER INC	12/15/2019	1.70	14,425	14,420	14,220
SHIRE PLC	09/23/2019	1.90	10,000	9,946	9,845
SODEXO	03/04/2019	2.71	10,000	10,000	9,954
SYSCO CORPORATION	07/15/2021	2.50	2,000	2,008	1,954
SYSCO CORPORATION	04/01/2019	1.90	37,240	37,274	36,995

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

TEVA PHARMACEUTICAL INDUSTRIES LTD	07/19/2019	1.70	15,000	15,000	14,655
TYSON 2009 FAMILY TRUST	08/15/2019	2.65	38,879	38,966	38,725
TOTAL CONSUMER NON CYCLICAL				382,138	377,134

ELECTRIC
AMERICAN ELECTRIC POWER COMPANY INC	04/30/2019	2.61	8,000	8,000	7,951
AMERICAN ELECTRIC POWER COMPANY INC	11/13/2020	2.15	6,035	5,901	5,886
DUKE ENERGY CORP	12/15/2019	2.10	15,353	15,353	15,261
EMERA INCORPORATED	06/15/2019	2.15	8,424	8,424	8,334
EMERA INCORPORATED	06/15/2021	2.70	10,000	9,758	9,732
EVERSOURCE ENERGY	03/15/2022	2.75	1,050	1,051	1,026
PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED	11/15/2019	1.60	862	849	844
TEXAS ENERGY FUTURE HOLDINGS LP	06/01/2019	2.15	25,030	25,062	24,832
THE SOUTHERN COMPANY	07/01/2021	2.35	33,334	33,180	32,423
WEC ENERGY GROUP INC	11/01/2020	4.17	1,610	1,669	1,639
WEC ENERGY GROUP INC	06/15/2020	2.45	10,000	9,983	9,862
XCEL ENERGY INC	08/15/2020	2.20	14,835	14,821	14,607
TOTAL ELECTRIC				134,051	132,397

ENERGY
CENOVUS ENERGY INC	10/15/2019	5.70	8,558	8,640	8,779
CHEVRON CORP	11/16/2018	1.79	25,000	25,000	24,943
ENTERPRISE PRODUCTS PARTNERS L.P.	10/15/2019	2.55	24,460	24,576	24,298
WILLIAMS COMPANIES INC	11/15/2020	4.13	10,000	10,140	10,131
TOTAL ENERGY				68,356	68,151

FINANCE COMPANIES
GENERAL ELECTRIC CO	11/15/2020	2.34	15,000	14,665	14,660
TOTAL FINANCE COMPANIES				14,665	14,660

NATURAL GAS
SEMPRA ENERGY	03/15/2020	2.40	8,565	8,556	8,441
TOTAL NATURAL GAS				8,556	8,441

TECHNOLOGY
BROADCOM INC	01/15/2020	2.38	20,000	20,065	19,737
CISCO SYSTEMS INC	09/20/2019	1.40	12,495	12,489	12,306
HEWLETT PACKARD ENTERPRISE CO	10/05/2018	2.85	3,939	3,939	3,941
TOTAL TECHNOLOGY				36,493	35,984

TRANSPORTATION
CSX CORP	10/30/2020	3.70	10,000	10,341	10,108

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CRAWFORD GROUP INC	11/01/2018	2.80	12,880	12,907	12,879
UNION PACIFIC CORPORATION	08/15/2018	5.70	1,000	1,000	998
TOTAL TRANSPORTATION				24,248	23,985
TOTAL CORPORATE DEBT SECURITIES				927,424	917,254
TOTAL FIXED MATURITIES				6,762,364	6,721,601

EQUITY SECURITIES
CONGLOMERATES/DIVERSIFIED MFG
DAYCO LLC			10	115	323	d
TOTAL CONGLOMERATES/DIVERSIFIED MFG				115	323

MEDIA
TRIBUNE MEDIA COMPANY			13	576	491
TOTAL MEDIA				576	491

METALS/MINING
ALERIS CORPORATION			5	184	157	d
TOTAL METALS/MINING				184	157
TOTAL EQUITY SECURITIES				875	971

SYNDICATED LOANS
BASIC INDUSTRY
ALPHA 3 BV	01/31/2024	5.30	174	173	173
AXALTA COATING SYSTEMS LTD	06/01/2024	4.05	635	635	635
CHEMOURS COMPANY	04/03/2025	3.74	1,914	1,915	1,915
INEOS LTD	03/29/2024	3.98	998	998	998
KINOVE LUXEMBOURG HOLDINGS 1 SARL	07/25/2024	4.30	199	199	199
KRATON CORP	03/08/2025	4.48	575	575	575
MINERALS TECHNOLOGIES INC.	02/13/2024	4.39	129	129	129
PLATFORM SPECIALTY PRODUCTS CORP	06/07/2023	4.98	682	679	679
PLATFORM SPECIALTY PRODUCTS CORP	06/07/2020	4.48	255	257	257
POLYONE CORPORATION	11/22/2022	3.80	122	122	122
POLYONE CORPORATION	11/22/2022	3.80	1,500	1,504	1,504
RAVAGO HOLDINGS AMERICA INC	07/13/2023	5.06	516	512	512
SIGMA GROUP HOLDINGS SARL	09/07/2021	5.36	88	87	87
SIGMA GROUP HOLDINGS SARL	09/07/2021	5.36	530	528	528
TRINSEO SA	09/06/2024	4.34	1,000	1,001	1,001
TRINSEO SA	03/29/2025	4.05	348	348	348
UNIVAR INC	07/01/2024	4.48	776	772	772
TOTAL BASIC INDUSTRY				10,434	10,434

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BROKERAGE
ALIXPARTNERS LLP	04/04/2024	5.05	995	1,002	1,002
GREENHILL & CO INC	10/12/2022	5.83	148	147	147
TOTAL BROKERAGE				1,149	1,149

CAPITAL GOODS
ADVANCED DISPOSAL SERVICES INC	11/10/2023	4.22	978	977	977
AI GLOBAL INVESTMENTS & CY SCA	09/13/2023	5.57	223	222	222
AI GLOBAL INVESTMENTS & CY SCA	09/13/2023	5.57	168	167	167
ALBEA SA	04/22/2024	5.30	725	724	724
ANCHOR GLASS CONTAINER CORP	12/07/2023	4.78	994	994	994
APERGY CORP	05/09/2025	4.56	1,700	1,706	1,706
BERRY GLOBAL INC	02/07/2020	3.73	477	477	477
CROSBY US ACQUISITION CORP	11/23/2020	5.08	962	961	961
CROWN HOLDINGS INC	04/03/2025	4.31	1,000	999	999
DOOSAN INFRACORE CO LTD	05/18/2024	4.30	337	336	336
DOUGLAS DYNAMICS INC	12/31/2021	4.99	155	155	155
ENERGY CAPITAL PARTNERS II LLC	05/12/2025	5.73	650	647	647
EWT HOLDINGS III CORP	12/20/2024	5.30	864	864	864
FLEX ACQUISITION COMPANY INC	12/29/2023	5.31	124	123	123
GARDNER DENVER HOLDINGS INC	07/31/2024	5.05	448	448	448
GATES GLOBAL LLC	04/01/2024	5.05	698	685	685
GENERAC HOLDINGS INC	05/31/2023	4.06	1,500	1,502	1,502
HD SUPPLY HOLDINGS INC	10/17/2023	4.80	346	344	344
LOCKHEED MARTIN CORPORATION	08/16/2023	3.75	123	123	123
LONE STAR FUND IX (US) LP	10/25/2023	4.98	222	222	222
PACKAGING HOLDINGS LTD	02/05/2023	4.73	883	882	882
PISCES MIDCO INC	04/11/2025	6.09	200	199	199
PLASTIPAK HOLDINGS INC.	10/14/2024	4.49	995	997	997
PRINTPACK HOLDINGS INC	07/26/2023	5.00	133	133	133
QUIKRETE HOLDINGS INC	11/15/2023	4.73	625	623	623
SCR-SIBELCO NV	06/02/2025	6.05	300	300	300
TRANSDIGM INC	06/09/2023	4.48	860	858	858
WCA WASTE SYSTEMS INC	08/11/2023	4.48	419	418	418
WESCO AIRCRAFT HARDWARE CORP	02/28/2021	4.81	1,516	1,505	1,505
WILSONART LLC	12/19/2023	5.56	296	296	296
TOTAL CAPITAL GOODS				18,887	18,887

COMMUNICATIONS
CENTURYLINK INC	01/31/2025	4.73	75	75	75
CHARTER COMMUNICATIONS INC	04/01/2025	3.99	1,446	1,450	1,450
COGECO COMMUNICATIONS (USA) II LP	01/06/2025	4.36	400	397	397

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

ENCOMPASS DIGITAL MEDIA INC	06/06/2021	6.81	675	660	660
ENTRAVISION COMMUNICATIONS CORPORATION	11/30/2024	4.73	423	421	421
GOVERNMENT OF CANADA	11/17/2023	4.81	998	994	994
GRAY TELEVISION INC	02/07/2024	4.25	296	296	296
HUBBARD RADIO LLC	03/28/2025	4.99	308	306	306
ION MEDIA NETWORKS INC	12/18/2020	4.74	315	314	314
LEVEL 3 COMMUNICATIONS INC	02/22/2024	4.34	500	499	499
LIONS GATE ENTERTAINMENT CORP	03/24/2025	4.34	275	275	275
LIONS GATE ENTERTAINMENT CORP	03/22/2023	3.84	150	150	150
LIONS GATE ENTERTAINMENT CORP	03/22/2023	3.84	1,000	1,000	1,000
MEDIACOM COMMUNICATIONS CORPORATION	02/15/2024	3.73	977	973	973
METRO-GOLDWYN-MAYER INC	06/29/2025	4.83	650	647	647
MISSION BROADCASTING INC	01/17/2024	4.48	111	111	111
NEXSTAR MEDIA GROUP INC	01/17/2024	4.48	853	852	852
NEXT LUXEMBOURG SCSP	07/17/2025	4.32	981	976	976
NIELSEN HOLDINGS PLC	10/02/2023	4.05	1,055	1,055	1,055
NUMERICABLE GROUP	07/15/2025	4.73	990	988	988
SBA COMMUNICATIONS CORP	03/26/2025	3.99	271	271	271
SBA COMMUNICATIONS CORP	03/26/2025	3.99	1,000	995	995
SINCLAIR BROADCAST GROUP INC	01/03/2024	4.24	965	957	957
SOFTBANK GROUP CORP	02/02/2024	4.50	322	322	322
SOFTBANK GROUP CORP	02/02/2024	4.50	1,000	998	998
SOUTHWIRE CO	05/19/2025	4.09	1,275	1,272	1,272
SWITCH LTD	06/27/2024	4.98	199	198	198
TELAPEX INC	05/24/2024	4.23	893	891	891
TRIBUNE MEDIA COMPANY	12/27/2020	4.98	77	77	77
TRIBUNE MEDIA COMPANY	01/27/2024	4.98	959	957	957
UNIVISION COMMUNICATIONS INC	03/15/2024	4.73	968	963	963
URBAN ONE INC	04/18/2023	5.99	545	540	540
WINDSTREAM HOLDINGS INC	02/08/2024	5.34	965	959	959
ZAYO GROUP HOLDINGS INC	01/19/2024	4.42	179	178	178
TOTAL COMMUNICATIONS				22,017	22,017

CONSUMER CYCLICAL
ACADEMY LTD	07/01/2022	5.99	986	984	984
AFFINITY GAMING LLC	07/01/2023	5.23	307	306	306
ALLISON TRANSMISSION INC	08/23/2019	3.85	543	542	542
ARISTOCRAT LEISURE LTD	10/19/2024	4.10	1,748	1,745	1,745
CAESARS ENTERTAINMENT CORP	12/23/2024	4.73	349	348	348
CCM MERGER INC	08/06/2021	4.73	246	245	245
CINEWORLD FINANCE US INC	02/28/2025	4.48	425	424	424
CITYCENTER HOLDINGS LLC	04/18/2024	4.23	598	596	596

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

DALIAN HEXING INVESTMENT CO LTD	12/15/2022	4.32	973	972	972
DTZ INVESTMENT HOLDINGS LP	11/04/2021	5.57	1,191	1,186	1,186
ELDORADO RESORTS INC	04/17/2024	4.38	660	660	660
FIAT CHRYSLER AUTOMOBILES NV	12/31/2018	4.10	583	583	583
FOUR SEASONS HOLDINGS INC	11/30/2023	3.98	1,500	1,496	1,496
HILTON WORLDWIDE HOLDINGS INC	10/25/2023	3.84	821	819	819
HUDSONS BAY CO	09/30/2022	5.22	69	69	69
LAS VEGAS SANDS CORP	03/27/2025	3.73	1,479	1,472	1,472
MICHAELS COMPANIES INC	01/28/2023	4.50	971	969	969
MOHEGAN GAMING & ENTERTAINMENT	10/13/2021	5.73	550	543	543
MOHEGAN GAMING & ENTERTAINMENT	10/13/2023	5.98	649	644	644
NATIONAL AMUSEMENTS INC	05/08/2025	4.53	350	350	350
NEIMAN MARCUS GROUP INC	10/25/2020	5.26	972	966	966
PVH CORP	05/19/2021	3.59	875	874	874
RESTAURANT BRANDS INTERNATIONAL INC	02/16/2024	4.23	973	972	972
RYMAN HOSPITALITY PROPERTIES	05/11/2024	4.31	223	223	223
SCIENTIFIC GAMES CORP	08/14/2024	4.73	923	919	919
SEMINOLE TRIBE OF FLORIDA INC	07/06/2024	3.73	199	198	198
SERVICEMASTER GLOBAL HOLDINGS INC	11/08/2023	4.48	642	640	640
THL PC TOPCO LP	08/19/2022	4.94	180	180	180
TRANSUNION	04/09/2023	3.90	223	223	223
TRANSUNION	06/30/2025	3.98	1,000	998	998
WILLIAM MORRIS ENDEAVOR ENTERTAINMENT LLC	05/16/2025	4.74	965	961	961
WYNDHAM HOTELS & RESORTS INC	04/27/2025	4.05	1,000	1,000	1,000
YONKERS RACING CORP	05/31/2024	5.24	435	434	434
YUM! BRANDS INC.	04/02/2025	3.84	375	375	375
TOTAL CONSUMER CYCLICAL				23,916	23,916

CONSUMER NON CYCLICAL
ALBERTSONS INVESTOR HOLDINGS LLC	06/22/2023	5.32	302	301	301
ARAMARK	03/28/2024	3.72	1,048	1,048	1,048
BAUSCH HEALTH COMPANIES INC	06/01/2025	4.98	602	600	600
CATALENT INC	05/20/2024	4.23	568	564	564
CHANGE HEALTHCARE HOLDINGS LLC	03/01/2024	4.73	990	988	988
ENDO INTERNATIONAL PLC	04/29/2024	6.25	273	272	272
GRIFOLS INC	01/31/2025	4.22	470	469	469
HCA HEALTHCARE INC	03/14/2025	3.98	425	425	425
JAGUAR HOLDING COMPANY	08/18/2022	4.23	973	969	969
JBS SA	10/30/2022	4.78	520	520	520
MALLINCKRODT PLC	08/21/2023	5.20	848	847	847
MALLINCKRODT PLC	02/24/2025	4.50	400	399	399
QUORUM HEALTH CORP	04/29/2022	8.73	141	139	139

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

RPI INTERNATIONAL PARTNERS LP	03/16/2023	4.30	977	976	976
STERIGENICS-NORDION HOLDINGS LLC	05/15/2022	4.98	597	596	596
TENNESSEE PARENT INC	02/06/2024	4.73	941	938	938
US FOODS HOLDING CORP	06/27/2023	4.48	1,451	1,448	1,448
TOTAL CONSUMER NON CYCLICAL				11,499	11,499

ELECTRIC
AES CORP VA	05/31/2022	4.07	1,719	1,721	1,721
ASTORIA PROJECT PARTNERS	12/24/2021	5.99	217	216	216
EASTERN POWER LLC	10/02/2023	5.73	1,000	1,003	1,003
EFS COGEN HOLDINGS I LLC	06/28/2023	5.56	1,000	1,002	1,002
HELIX GEN FUNDING LLC	06/03/2024	5.73	1,692	1,696	1,696
INVENERGY CLEAN POWER LLC	08/01/2025	5.83	1,000	998	998
NRG ENERGY INC	06/30/2023	4.52	983	978	978
VISTRA ENERGY CORP	12/15/2025	4.06	1,350	1,348	1,348
VOLT PARENT LP	01/15/2025	4.48	2,000	2,003	2,003
WG PARTNERS	11/15/2023	5.80	353	350	350
TOTAL ELECTRIC				11,315	11,315

ENERGY
CORPORATE CAPITAL TRUST INC	09/27/2024	5.85	400	398	398
ENERGY TRANSFER EQUITY LP	02/02/2024	4.09	1,000	995	995
RHODE ISLAND STATE ENERGY CENTER	12/19/2022	6.74	189	187	187
TOTAL ENERGY				1,580	1,580

FINANCE COMPANIES
FINCO I LLC	12/27/2022	4.48	1,493	1,494	1,494
PARK AEROSPACE US LLC	01/15/2025	4.09	1,630	1,626	1,626
TOTAL FINANCE COMPANIES				3,120	3,120

INSURANCE
ASURION LLC	11/03/2024	5.33	425	423	423
LONESTAR INTERMEDIATE SUPER HOLDINGS LLC	11/03/2023	4.73	306	305	305
LONESTAR INTERMEDIATE SUPER HOLDINGS LLC	08/04/2022	4.73	276	275	275
ONEX CORPORATION	05/16/2024	5.30	299	297	297
TOTAL INSURANCE				1,300	1,300

OTHER FINANCIAL INSTITUTIONS
VICI PROPERTIES INC	12/20/2024	4.08	1,810	1,815	1,815
TOTAL OTHER FINANCIAL INSTITUTIONS				1,815	1,815

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

OTHER INDUSTRY
BOOZ ALLEN HAMILTON HOLDING CORP	06/30/2023	3.98	—	—	—
FILTRATION GROUP CORP	03/31/2025	5.30	300	299	299
HAMILTON HOLDCO LLC	06/02/2025	4.30	1,000	1,000	1,000
LIGHTSTONE HOLDCO LLC	01/30/2024	5.73	181	178	178
LIGHTSTONE HOLDCO LLC	01/30/2024	5.73	12	11	11
TOTAL OTHER INDUSTRY				1,488	1,488

OTHER UTILITY
LS POWER DEVELOPMENT LLC	11/09/2020	6.30	895	893	893
TOTAL OTHER UTILITY				893	893

REITS
EXTENDED STAY AMERICA INC	08/30/2023	3.98	141	140	140
TOTAL REITS				140	140

TECHNOLOGY
AERIAL TOPCO LP	08/08/2024	5.48	199	195	195
ARRIS INTERNATIONAL PLC	04/26/2024	4.23	990	988	988
CDW CORP	08/16/2023	4.06	1,496	1,496	1,496
CELESTICA INC.	06/19/2025	4.31	1,100	1,095	1,095
DELL TECHNOLOGIES INC	09/07/2021	3.74	375	367	367
DELL TECHNOLOGIES INC	09/07/2023	3.99	520	517	517
EVERTEC INC	04/17/2020	4.59	1,000	1,005	1,005
GODADDY INC	02/15/2024	4.23	1,289	1,286	1,286
HEWLETT PACKARD ENTERPRISE CO	06/21/2024	4.73	773	770	770
INFOR SOFTWARE PARENT LLC	02/01/2022	4.73	421	420	420
JDA SOFTWARE GROUP INC	10/12/2023	4.73	123	123	123
MACDONALD DETTWILER AND ASSOCIATES LTD	10/04/2024	4.74	998	993	993
MICRO FOCUS INTERNATIONAL PLC	06/21/2024	4.73	100	99	99
MICROCHIP TECHNOLOGY INCORPORATED	03/29/2025	5.30	750	750	750
NEW OMAHA HOLDINGS LP	07/10/2022	4.09	880	878	878
ON SEMICONDUCTOR CORPORATION	03/31/2023	3.73	1,500	1,506	1,506
PERSPECTA INC	05/31/2025	4.61	275	275	275
PLANTRONICS INC	07/02/2025	4.80	725	721	721
RIVERBED HOLDINGS INC	03/29/2025	6.05	197	197	197
SABRE HOLDINGS CORPORATION	02/22/2024	3.98	811	811	811
SCIENCE APPLICATIONS INTERNATIONAL CORP	05/04/2022	4.38	779	778	778
SHUTTERFLY INC	08/17/2024	4.73	175	175	175
THE CARLYLE GROUP LP	04/16/2025	4.48	925	923	923
THE CARLYLE GROUP LP	04/16/2025	4.48	346	345	345
TTM TECHNOLOGIES INC	09/25/2024	4.48	424	422	422

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

VERINT SYSTEMS INC	06/29/2024	3.98	396	396	396
WESTERN DIGITAL CORPORATION	04/29/2023	3.71	1,194	1,191	1,191
WORLDPAY INC	10/14/2023	4.06	927	929	929
XPERI CORP	12/01/2023	4.48	206	204	204
ZEBRA TECHNOLOGIES CORPORATION	10/27/2021	4.06	1,000	1,001	1,001
TOTAL TECHNOLOGY				20,856	20,856

TRANSPORTATION
AMERICAN AIRLINES GROUP INC	12/14/2023	4.07	1,000	997	997
AMERICAN AIRLINES GROUP INC	06/27/2025	3.72	970	967	967
SEMGROUP CORP	06/19/2025	5.07	750	749	749
SEMGROUP CORP	03/29/2025	4.05	375	374	374
UNITED CONTINENTAL HOLDINGS INC	04/01/2024	3.73	1,591	1,587	1,587
TOTAL TRANSPORTATION				4,674	4,674
TOTAL SYNDICATED LOANS BEFORE ALLOWANCE FOR LOAN LOSSES				135,083	135,083
ALLOWANCE FOR LOAN LOSSES				(779)	(779)
TOTAL SYNDICATED LOANS - NET				134,304	134,304

DERIVATIVES
PURCHASED OPTIONS
BNP PARIBAS SA	08/28/2018		—	241	241
BNP PARIBAS SA	10/23/2018		—	198	198
BNP PARIBAS SA	05/07/2019		—	67	67
BNP PARIBAS SA	06/18/2019		—	134	134
BNP PARIBAS SA	06/25/2019		—	72	72
BNP PARIBAS SA	07/02/2019		—	67	67
BNP PARIBAS SA	07/23/2019		—	61	61
BNP PARIBAS SA	07/31/2018		—	56	56
BNP PARIBAS SA	07/30/2019		—	62	62
BNP PARIBAS SA	08/14/2018		—	54	54
BNP PARIBAS SA	08/20/2019		—	59	59
BNP PARIBAS SA	09/10/2019		—	65	65
BNP PARIBAS SA	10/01/2019		—	127	127
BNP PARIBAS SA	10/22/2019		—	64	64
BNP PARIBAS SA	11/06/2018		—	59	59
BNP PARIBAS SA	11/05/2019		—	65	65
BNP PARIBAS SA	11/20/2018		—	53	53
BNP PARIBAS SA	11/19/2019		—	59	59
BNP PARIBAS SA	11/27/2018		—	53	53
BNP PARIBAS SA	12/11/2018		—	94	94
BNP PARIBAS SA	12/10/2019		—	54	54
BNP PARIBAS SA	12/24/2018		—	48	48

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP PARIBAS SA	12/24/2019		—	55	55
BNP PARIBAS SA	12/31/2019		—	56	56
BNP PARIBAS SA	01/15/2019		—	48	48
BNP PARIBAS SA	01/14/2020		—	55	55
BNP PARIBAS SA	01/22/2019		—	47	47
BNP PARIBAS SA	01/21/2020		—	109	109
BNP PARIBAS SA	02/12/2019		—	86	86
BNP PARIBAS SA	02/11/2020		—	100	100
BNP PARIBAS SA	03/19/2019		—	43	43
BNP PARIBAS SA	03/17/2020		—	101	101
BNP PARIBAS SA	03/26/2019		—	84	84
BNP PARIBAS SA	03/24/2020		—	99	99
BNP PARIBAS SA	04/02/2019		—	42	42
BNP PARIBAS SA	03/31/2020		—	49	49
BNP PARIBAS SA	05/21/2019		—	40	40
BNP PARIBAS SA	05/19/2020		—	142	142
BNP PARIBAS SA	05/28/2019		—	40	40
BNP PARIBAS SA	05/26/2020		—	47	47
BNP PARIBAS SA	06/04/2019		—	38	38
BNP PARIBAS SA	06/02/2020		—	45	45
BNP PARIBAS SA	06/18/2019		—	75	75
BNP PARIBAS SA	06/16/2020		—	45	45
BNP PARIBAS SA	07/03/2018		3	868	868
BNP PARIBAS SA	07/02/2019		—	39	39
BNP PARIBAS SA	06/30/2020		—	46	46
BNP PARIBAS SA	07/10/2018		3	964	964
BNP PARIBAS SA	07/07/2020		—	46	46
BNP PARIBAS SA	07/17/2018		3	800	800
BNP PARIBAS SA	07/16/2019		—	36	36
BNP PARIBAS SA	07/14/2020		—	44	44
BNP PARIBAS SA	08/07/2018		3	727	727
BNP PARIBAS SA	08/06/2019		—	36	36
BNP PARIBAS SA	08/04/2020		—	87	87
BNP PARIBAS SA	09/18/2018		3	638	638
BNP PARIBAS SA	09/17/2019		—	34	34
BNP PARIBAS SA	09/15/2020		—	42	42
BNP PARIBAS SA	10/02/2018		3	696	696
BNP PARIBAS SA	10/01/2019		—	33	33
BNP PARIBAS SA	09/29/2020		—	41	41
BNP PARIBAS SA	10/23/2018		2	454	454
BNP PARIBAS SA	10/22/2019		—	31	31
BNP PARIBAS SA	10/20/2020		—	39	39

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP PARIBAS SA	10/30/2018		3	547	547
BNP PARIBAS SA	10/29/2019		—	31	31
BNP PARIBAS SA	10/27/2020		—	39	39
BNP PARIBAS SA	11/17/2020		—	75	75
BNP PARIBAS SA	11/19/2019		—	59	59
BNP PARIBAS SA	11/20/2018		2	443	443
BNP PARIBAS SA	11/27/2018		3	450	450
BNP PARIBAS SA	11/24/2020		—	36	36
BNP PARIBAS SA	12/04/2018		2	400	400
BNP PARIBAS SA	12/03/2019		—	28	28
BNP PARIBAS SA	12/01/2020		—	36	36
BNP PARIBAS SA	12/18/2018		2	328	328
BNP PARIBAS SA	12/17/2019		—	25	25
BNP PARIBAS SA	12/15/2020		—	33	33
BNP PARIBAS SA	01/22/2019		2	124	124
BNP PARIBAS SA	01/21/2020		—	17	17
BNP PARIBAS SA	01/19/2021		1	126	126
BNP PARIBAS SA	02/05/2019		2	329	329
BNP PARIBAS SA	02/04/2020		—	25	25
BNP PARIBAS SA	02/02/2021		—	33	33
BNP PARIBAS SA	02/19/2019		2	339	339
BNP PARIBAS SA	02/18/2020		—	24	24
BNP PARIBAS SA	02/16/2021		—	65	65
BNP PARIBAS SA	02/26/2019		2	278	278
BNP PARIBAS SA	02/25/2020		—	23	23
BNP PARIBAS SA	02/23/2021		—	31	31
BNP PARIBAS SA	03/05/2019		3	386	386
BNP PARIBAS SA	03/03/2020		—	47	47
BNP PARIBAS SA	03/02/2021		—	32	32
BNP PARIBAS SA	04/02/2019		3	594	594
BNP PARIBAS SA	03/31/2020		—	32	32
BNP PARIBAS SA	03/30/2021		—	39	39
BNP PARIBAS SA	04/16/2019		2	359	359
BNP PARIBAS SA	04/14/2020		—	26	26
BNP PARIBAS SA	04/13/2021		—	34	34
BNP PARIBAS SA	04/30/2019		2	460	460
BNP PARIBAS SA	04/28/2020		—	30	30
BNP PARIBAS SA	04/27/2021		—	37	37
WELLS FARGO BANK NA	08/21/2018		—	424	424
WELLS FARGO BANK NA	12/11/2018		—	273	273
WELLS FARGO BANK NA	01/15/2019		—	253	253
WELLS FARGO BANK NA	01/29/2019		—	248	248

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK NA	03/26/2019		—	344	344
WELLS FARGO BANK NA	04/09/2019		—	68	68
WELLS FARGO BANK NA	04/16/2019		—	130	130
WELLS FARGO BANK NA	04/23/2019		—	66	66
WELLS FARGO BANK NA	04/30/2019		—	137	137
WELLS FARGO BANK NA	05/14/2019		—	70	70
WELLS FARGO BANK NA	05/21/2019		—	68	68
WELLS FARGO BANK NA	06/04/2019		—	129	129
WELLS FARGO BANK NA	06/11/2019		—	136	136
WELLS FARGO BANK NA	07/09/2019		—	61	61
WELLS FARGO BANK NA	08/07/2018		—	162	162
WELLS FARGO BANK NA	08/06/2019		—	119	119
WELLS FARGO BANK NA	08/28/2018		—	54	54
WELLS FARGO BANK NA	09/03/2019		—	59	59
WELLS FARGO BANK NA	10/09/2018		—	59	59
WELLS FARGO BANK NA	10/08/2019		—	64	64
WELLS FARGO BANK NA	10/16/2018		—	59	59
WELLS FARGO BANK NA	10/15/2019		—	64	64
WELLS FARGO BANK NA	10/29/2019		—	67	67
WELLS FARGO BANK NA	11/12/2019		—	61	61
WELLS FARGO BANK NA	12/04/2018		—	52	52
WELLS FARGO BANK NA	12/03/2019		—	59	59
WELLS FARGO BANK NA	12/18/2018		—	47	47
WELLS FARGO BANK NA	12/17/2019		—	54	54
WELLS FARGO BANK NA	01/08/2019		—	48	48
WELLS FARGO BANK NA	01/07/2020		—	55	55
WELLS FARGO BANK NA	01/29/2019		—	48	48
WELLS FARGO BANK NA	01/28/2020		—	108	108
WELLS FARGO BANK NA	02/05/2019		—	47	47
WELLS FARGO BANK NA	02/04/2020		—	53	53
WELLS FARGO BANK NA	02/19/2019		—	41	41
WELLS FARGO BANK NA	02/18/2020		—	48	48
WELLS FARGO BANK NA	02/26/2019		—	41	41
WELLS FARGO BANK NA	02/25/2020		—	144	144
WELLS FARGO BANK NA	03/05/2019		—	41	41
WELLS FARGO BANK NA	03/03/2020		—	48	48
WELLS FARGO BANK NA	03/10/2020		—	48	48
WELLS FARGO BANK NA	03/12/2019		—	82	82
WELLS FARGO BANK NA	04/09/2019		—	43	43
WELLS FARGO BANK NA	04/07/2020		—	99	99
WELLS FARGO BANK NA	04/14/2020		—	51	51
WELLS FARGO BANK NA	04/23/2019		—	40	40

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK NA	04/21/2020		—	47	47
WELLS FARGO BANK NA	04/30/2019		—	40	40
WELLS FARGO BANK NA	04/28/2020		—	47	47
WELLS FARGO BANK NA	05/07/2019		—	40	40
WELLS FARGO BANK NA	05/05/2020		—	94	94
WELLS FARGO BANK NA	05/12/2020		—	47	47
WELLS FARGO BANK NA	06/11/2019		—	37	37
WELLS FARGO BANK NA	06/09/2020		—	44	44
WELLS FARGO BANK NA	06/25/2019		—	39	39
WELLS FARGO BANK NA	06/23/2020		—	46	46
WELLS FARGO BANK NA	07/24/2018		3	683	683
WELLS FARGO BANK NA	07/23/2019		—	35	35
WELLS FARGO BANK NA	07/21/2020		—	43	43
WELLS FARGO BANK NA	07/31/2018		3	692	692
WELLS FARGO BANK NA	07/30/2019		—	71	71
WELLS FARGO BANK NA	07/28/2020		—	43	43
WELLS FARGO BANK NA	08/14/2018		3	731	731
WELLS FARGO BANK NA	08/13/2019		—	37	37
WELLS FARGO BANK NA	08/11/2020		—	44	44
WELLS FARGO BANK NA	08/21/2018		3	797	797
WELLS FARGO BANK NA	08/20/2019		—	38	38
WELLS FARGO BANK NA	08/18/2020		—	89	89
WELLS FARGO BANK NA	08/28/2018		3	851	851
WELLS FARGO BANK NA	08/27/2019		—	38	38
WELLS FARGO BANK NA	08/25/2020		—	45	45
WELLS FARGO BANK NA	09/04/2018		3	715	715
WELLS FARGO BANK NA	09/03/2019		—	38	38
WELLS FARGO BANK NA	09/11/2018		3	657	657
WELLS FARGO BANK NA	09/10/2019		—	70	70
WELLS FARGO BANK NA	09/08/2020		—	42	42
WELLS FARGO BANK NA	09/25/2018		3	793	793
WELLS FARGO BANK NA	09/24/2019		—	35	35
WELLS FARGO BANK NA	09/22/2020		—	42	42
WELLS FARGO BANK NA	10/09/2018		3	558	558
WELLS FARGO BANK NA	10/08/2019		—	32	32
WELLS FARGO BANK NA	10/06/2020		—	39	39
WELLS FARGO BANK NA	10/16/2018		3	569	569
WELLS FARGO BANK NA	10/15/2019		—	31	31
WELLS FARGO BANK NA	10/13/2020		—	39	39
WELLS FARGO BANK NA	11/06/2018		3	518	518
WELLS FARGO BANK NA	11/05/2019		—	30	30
WELLS FARGO BANK NA	11/13/2018		2	473	473

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK NA	11/12/2019		—	122	122
WELLS FARGO BANK NA	11/10/2020		—	76	76
WELLS FARGO BANK NA	12/11/2018		2	320	320
WELLS FARGO BANK NA	12/10/2019		—	25	25
WELLS FARGO BANK NA	12/08/2020		—	33	33
WELLS FARGO BANK NA	12/26/2018		2	292	292
WELLS FARGO BANK NA	12/24/2019		—	25	25
WELLS FARGO BANK NA	01/02/2019		2	277	277
WELLS FARGO BANK NA	12/31/2019		—	24	24
WELLS FARGO BANK NA	12/29/2020		—	32	32
WELLS FARGO BANK NA	01/08/2019		2	232	232
WELLS FARGO BANK NA	01/07/2020		—	21	21
WELLS FARGO BANK NA	01/05/2021		—	29	29
WELLS FARGO BANK NA	01/15/2019		2	206	206
WELLS FARGO BANK NA	01/14/2020		—	20	20
WELLS FARGO BANK NA	01/12/2021		—	28	28
WELLS FARGO BANK NA	01/29/2019		2	156	156
WELLS FARGO BANK NA	01/28/2020		—	35	35
WELLS FARGO BANK NA	01/26/2021		—	26	26
WELLS FARGO BANK NA	02/12/2019		2	366	366
WELLS FARGO BANK NA	02/11/2020		—	27	27
WELLS FARGO BANK NA	02/09/2021		—	35	35
WELLS FARGO BANK NA	03/12/2019		2	272	272
WELLS FARGO BANK NA	03/10/2020		—	43	43
WELLS FARGO BANK NA	03/09/2021		—	59	59
WELLS FARGO BANK NA	03/19/2019		3	372	372
WELLS FARGO BANK NA	03/17/2020		—	25	25
WELLS FARGO BANK NA	03/16/2021		—	32	32
WELLS FARGO BANK NA	03/26/2019		3	569	569
WELLS FARGO BANK NA	03/24/2020		—	31	31
WELLS FARGO BANK NA	04/09/2019		3	482	482
WELLS FARGO BANK NA	04/07/2020		—	86	86
WELLS FARGO BANK NA	04/06/2021		—	36	36
WELLS FARGO BANK NA	04/23/2019		3	529	529
WELLS FARGO BANK NA	04/21/2020		—	30	30
WELLS FARGO BANK NA	04/20/2021		—	38	38
WELLS FARGO BANK NA	05/07/2019		3	476	476
WELLS FARGO BANK NA	05/05/2020		—	29	29
WELLS FARGO BANK NA	05/04/2021		—	36	36
WELLS FARGO BANK NA	05/14/2019		2	402	402
WELLS FARGO BANK NA	05/12/2020		—	52	52
WELLS FARGO BANK NA	05/11/2021		—	34	34

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK NA	05/21/2019		2	363	363
WELLS FARGO BANK NA	05/19/2020		—	26	26
WELLS FARGO BANK NA	05/28/2019		2	412	412
WELLS FARGO BANK NA	05/26/2020		—	56	56
WELLS FARGO BANK NA	05/25/2021		—	35	35
WELLS FARGO BANK NA	06/04/2019		2	353	353
WELLS FARGO BANK NA	06/01/2021		—	32	32
WELLS FARGO BANK NA	06/11/2019		3	347	347
WELLS FARGO BANK NA	06/09/2020		—	45	45
WELLS FARGO BANK NA	06/08/2021		—	31	31
WELLS FARGO BANK NA	06/18/2019		2	328	328
WELLS FARGO BANK NA	06/16/2020		—	24	24
WELLS FARGO BANK NA	06/15/2021		—	32	32
WELLS FARGO BANK NA	06/25/2019		3	436	436
WELLS FARGO BANK NA	06/23/2020		—	26	26
WELLS FARGO BANK NA	06/22/2021		—	26	26
TOTAL PURCHASED OPTIONS				37,462	37,462

WRITTEN OPTIONS
BNP PARIBAS SA	08/28/2018		—	(198)	(198)
BNP PARIBAS SA	10/23/2018		—	(153)	(153)
BNP PARIBAS SA	05/07/2019		—	(51)	(51)
BNP PARIBAS SA	06/18/2019		—	(110)	(110)
BNP PARIBAS SA	06/25/2019		—	(60)	(60)
BNP PARIBAS SA	07/02/2019		—	(55)	(55)
BNP PARIBAS SA	07/23/2019		—	(49)	(49)
BNP PARIBAS SA	07/31/2018		—	(49)	(49)
BNP PARIBAS SA	07/30/2019		—	(50)	(50)
BNP PARIBAS SA	08/14/2018		—	(47)	(47)
BNP PARIBAS SA	08/20/2019		—	(48)	(48)
BNP PARIBAS SA	09/10/2019		—	(53)	(53)
BNP PARIBAS SA	10/01/2019		—	(103)	(103)
BNP PARIBAS SA	10/22/2019		—	(53)	(53)
BNP PARIBAS SA	11/06/2018		—	(53)	(53)
BNP PARIBAS SA	11/05/2019		—	(53)	(53)
BNP PARIBAS SA	11/19/2019		—	(48)	(48)
BNP PARIBAS SA	11/20/2018		—	(47)	(47)
BNP PARIBAS SA	11/27/2018		—	(47)	(47)
BNP PARIBAS SA	12/11/2018		—	(82)	(82)
BNP PARIBAS SA	12/10/2019		—	(43)	(43)
BNP PARIBAS SA	12/24/2018		—	(41)	(41)
BNP PARIBAS SA	12/24/2019		—	(43)	(43)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP PARIBAS SA	12/31/2019		—	(44)	(44)
BNP PARIBAS SA	01/15/2019		—	(42)	(42)
BNP PARIBAS SA	01/14/2020		—	(44)	(44)
BNP PARIBAS SA	01/21/2020		—	(80)	(80)
BNP PARIBAS SA	01/22/2019		—	(39)	(39)
BNP PARIBAS SA	02/12/2019		—	(70)	(70)
BNP PARIBAS SA	02/11/2020		—	(72)	(72)
BNP PARIBAS SA	03/19/2019		—	(35)	(35)
BNP PARIBAS SA	03/17/2020		—	(73)	(73)
BNP PARIBAS SA	03/26/2019		—	(68)	(68)
BNP PARIBAS SA	03/24/2020		—	(71)	(71)
BNP PARIBAS SA	04/02/2019		—	(34)	(34)
BNP PARIBAS SA	03/31/2020		—	(36)	(36)
BNP PARIBAS SA	05/19/2020		—	(102)	(102)
BNP PARIBAS SA	05/21/2019		—	(32)	(32)
BNP PARIBAS SA	05/28/2019		—	(32)	(32)
BNP PARIBAS SA	05/26/2020		—	(34)	(34)
BNP PARIBAS SA	06/04/2019		—	(30)	(30)
BNP PARIBAS SA	06/02/2020		—	(32)	(32)
BNP PARIBAS SA	06/18/2019		—	(60)	(60)
BNP PARIBAS SA	06/16/2020		—	(32)	(32)
BNP PARIBAS SA	07/03/2018		(3)	(729)	(729)
BNP PARIBAS SA	07/03/2018		—	(16)	(16)
BNP PARIBAS SA	07/02/2019		—	(31)	(31)
BNP PARIBAS SA	06/30/2020		—	(33)	(33)
BNP PARIBAS SA	07/10/2018		(3)	(814)	(814)
BNP PARIBAS SA	07/10/2018		—	(17)	(17)
BNP PARIBAS SA	07/07/2020		—	(33)	(33)
BNP PARIBAS SA	07/17/2018		(3)	(662)	(662)
BNP PARIBAS SA	07/17/2018		—	(13)	(13)
BNP PARIBAS SA	07/16/2019		—	(29)	(29)
BNP PARIBAS SA	07/14/2020		—	(31)	(31)
BNP PARIBAS SA	08/07/2018		(3)	(601)	(601)
BNP PARIBAS SA	08/07/2018		—	(13)	(13)
BNP PARIBAS SA	08/06/2019		—	(29)	(29)
BNP PARIBAS SA	08/04/2020		—	(61)	(61)
BNP PARIBAS SA	09/18/2018		(3)	(547)	(547)
BNP PARIBAS SA	09/17/2019		—	(27)	(27)
BNP PARIBAS SA	09/15/2020		—	(29)	(29)
BNP PARIBAS SA	10/02/2018		(3)	(573)	(573)
BNP PARIBAS SA	10/02/2018		—	(11)	(11)
BNP PARIBAS SA	10/01/2019		—	(26)	(26)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP PARIBAS SA	09/29/2020		—	(28)	(28)
BNP PARIBAS SA	10/23/2018		(2)	(364)	(364)
BNP PARIBAS SA	10/23/2018		—	(10)	(10)
BNP PARIBAS SA	10/22/2019		—	(24)	(24)
BNP PARIBAS SA	10/20/2020		—	(26)	(26)
BNP PARIBAS SA	10/30/2018		(3)	(441)	(441)
BNP PARIBAS SA	10/30/2018		—	(10)	(10)
BNP PARIBAS SA	10/29/2019		—	(24)	(24)
BNP PARIBAS SA	10/27/2020		—	(26)	(26)
BNP PARIBAS SA	11/17/2020		—	(50)	(50)
BNP PARIBAS SA	11/19/2019		—	(45)	(45)
BNP PARIBAS SA	11/20/2018		(2)	(373)	(373)
BNP PARIBAS SA	11/27/2018		(3)	(359)	(359)
BNP PARIBAS SA	11/27/2018		—	(8)	(8)
BNP PARIBAS SA	11/24/2020		—	(24)	(24)
BNP PARIBAS SA	12/04/2018		(2)	(332)	(332)
BNP PARIBAS SA	12/03/2019		—	(21)	(21)
BNP PARIBAS SA	12/01/2020		—	(24)	(24)
BNP PARIBAS SA	12/18/2018		(2)	(253)	(253)
BNP PARIBAS SA	12/18/2018		—	(6)	(6)
BNP PARIBAS SA	12/17/2019		—	(18)	(18)
BNP PARIBAS SA	12/15/2020		—	(21)	(21)
BNP PARIBAS SA	01/22/2019		(2)	(85)	(85)
BNP PARIBAS SA	01/21/2020		—	(11)	(11)
BNP PARIBAS SA	01/19/2021		(1)	(70)	(70)
BNP PARIBAS SA	02/05/2019		(2)	(251)	(251)
BNP PARIBAS SA	02/05/2019		—	(6)	(6)
BNP PARIBAS SA	02/04/2020		—	(18)	(18)
BNP PARIBAS SA	02/02/2021		—	(21)	(21)
BNP PARIBAS SA	02/19/2019		(2)	(260)	(260)
BNP PARIBAS SA	02/19/2019		—	(6)	(6)
BNP PARIBAS SA	02/18/2020		—	(17)	(17)
BNP PARIBAS SA	02/16/2021		—	(40)	(40)
BNP PARIBAS SA	02/26/2019		(2)	(220)	(220)
BNP PARIBAS SA	02/25/2020		—	(16)	(16)
BNP PARIBAS SA	02/23/2021		—	(19)	(19)
BNP PARIBAS SA	03/05/2019		(3)	(287)	(287)
BNP PARIBAS SA	03/05/2019		—	(5)	(5)
BNP PARIBAS SA	03/03/2020		—	(32)	(32)
BNP PARIBAS SA	03/02/2021		—	(18)	(18)
BNP PARIBAS SA	04/02/2019		(3)	(481)	(481)
BNP PARIBAS SA	04/02/2019		—	(11)	(11)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP PARIBAS SA	03/31/2020		—	(23)	(23)
BNP PARIBAS SA	03/30/2021		—	(25)	(25)
BNP PARIBAS SA	04/16/2019		(2)	(274)	(274)
BNP PARIBAS SA	04/16/2019		—	(7)	(7)
BNP PARIBAS SA	04/14/2020		—	(18)	(18)
BNP PARIBAS SA	04/13/2021		—	(20)	(20)
BNP PARIBAS SA	04/30/2019		(2)	(337)	(337)
BNP PARIBAS SA	04/30/2019		—	(6)	(6)
BNP PARIBAS SA	04/28/2020		—	(20)	(20)
BNP PARIBAS SA	04/27/2021		—	(21)	(21)
WELLS FARGO BANK NA	08/21/2018		—	(355)	(355)
WELLS FARGO BANK NA	12/11/2018		—	(162)	(162)
WELLS FARGO BANK NA	12/11/2018		—	(22)	(22)
WELLS FARGO BANK NA	01/15/2019		—	(207)	(207)
WELLS FARGO BANK NA	01/29/2019		—	(202)	(202)
WELLS FARGO BANK NA	03/26/2019		—	(265)	(265)
WELLS FARGO BANK NA	04/09/2019		—	(53)	(53)
WELLS FARGO BANK NA	04/16/2019		—	(98)	(98)
WELLS FARGO BANK NA	04/23/2019		—	(50)	(50)
WELLS FARGO BANK NA	04/30/2019		—	(106)	(106)
WELLS FARGO BANK NA	05/14/2019		—	(55)	(55)
WELLS FARGO BANK NA	05/21/2019		—	(52)	(52)
WELLS FARGO BANK NA	06/04/2019		—	(98)	(98)
WELLS FARGO BANK NA	06/11/2019		—	(105)	(105)
WELLS FARGO BANK NA	07/09/2019		—	(50)	(50)
WELLS FARGO BANK NA	08/07/2018		—	(141)	(141)
WELLS FARGO BANK NA	08/06/2019		—	(95)	(95)
WELLS FARGO BANK NA	08/28/2018		—	(48)	(48)
WELLS FARGO BANK NA	09/03/2019		—	(48)	(48)
WELLS FARGO BANK NA	10/09/2018		—	(53)	(53)
WELLS FARGO BANK NA	10/08/2019		—	(53)	(53)
WELLS FARGO BANK NA	10/16/2018		—	(52)	(52)
WELLS FARGO BANK NA	10/15/2019		—	(52)	(52)
WELLS FARGO BANK NA	10/29/2019		—	(55)	(55)
WELLS FARGO BANK NA	11/12/2019		—	(50)	(50)
WELLS FARGO BANK NA	12/04/2018		—	(46)	(46)
WELLS FARGO BANK NA	12/03/2019		—	(47)	(47)
WELLS FARGO BANK NA	12/18/2018		—	(41)	(41)
WELLS FARGO BANK NA	12/17/2019		—	(43)	(43)
WELLS FARGO BANK NA	01/08/2019		—	(42)	(42)
WELLS FARGO BANK NA	01/07/2020		—	(43)	(43)
WELLS FARGO BANK NA	01/29/2019		—	(40)	(40)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK NA	01/28/2020		—	(80)	(80)
WELLS FARGO BANK NA	02/04/2020		—	(39)	(39)
WELLS FARGO BANK NA	02/05/2019		—	(39)	(39)
WELLS FARGO BANK NA	02/19/2019		—	(33)	(33)
WELLS FARGO BANK NA	02/18/2020		—	(34)	(34)
WELLS FARGO BANK NA	02/26/2019		—	(33)	(33)
WELLS FARGO BANK NA	02/25/2020		—	(103)	(103)
WELLS FARGO BANK NA	03/05/2019		—	(33)	(33)
WELLS FARGO BANK NA	03/03/2020		—	(34)	(34)
WELLS FARGO BANK NA	03/10/2020		—	(34)	(34)
WELLS FARGO BANK NA	03/12/2019		—	(66)	(66)
WELLS FARGO BANK NA	04/09/2019		—	(35)	(35)
WELLS FARGO BANK NA	04/07/2020		—	(72)	(72)
WELLS FARGO BANK NA	04/14/2020		—	(37)	(37)
WELLS FARGO BANK NA	04/23/2019		—	(32)	(32)
WELLS FARGO BANK NA	04/21/2020		—	(34)	(34)
WELLS FARGO BANK NA	04/30/2019		—	(32)	(32)
WELLS FARGO BANK NA	04/28/2020		—	(34)	(34)
WELLS FARGO BANK NA	05/07/2019		—	(32)	(32)
WELLS FARGO BANK NA	05/05/2020		—	(67)	(67)
WELLS FARGO BANK NA	05/12/2020		—	(33)	(33)
WELLS FARGO BANK NA	06/11/2019		—	(30)	(30)
WELLS FARGO BANK NA	06/09/2020		—	(31)	(31)
WELLS FARGO BANK NA	06/25/2019		—	(32)	(32)
WELLS FARGO BANK NA	06/23/2020		—	(33)	(33)
WELLS FARGO BANK NA	07/24/2018		(3)	(560)	(560)
WELLS FARGO BANK NA	07/24/2018		—	(12)	(12)
WELLS FARGO BANK NA	07/23/2019		—	(28)	(28)
WELLS FARGO BANK NA	07/21/2020		—	(30)	(30)
WELLS FARGO BANK NA	07/31/2018		—	(13)	(13)
WELLS FARGO BANK NA	07/31/2018		(3)	(570)	(570)
WELLS FARGO BANK NA	07/30/2019		—	(57)	(57)
WELLS FARGO BANK NA	07/28/2020		—	(30)	(30)
WELLS FARGO BANK NA	08/14/2018		(3)	(610)	(610)
WELLS FARGO BANK NA	08/14/2018		—	(15)	(15)
WELLS FARGO BANK NA	08/13/2019		—	(29)	(29)
WELLS FARGO BANK NA	08/11/2020		—	(31)	(31)
WELLS FARGO BANK NA	08/21/2018		(3)	(671)	(671)
WELLS FARGO BANK NA	08/21/2018		—	(16)	(16)
WELLS FARGO BANK NA	08/20/2019		—	(30)	(30)
WELLS FARGO BANK NA	08/18/2020		—	(64)	(64)
WELLS FARGO BANK NA	08/28/2018		(3)	(721)	(721)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK NA	08/28/2018		—	(17)	(17)
WELLS FARGO BANK NA	08/27/2019		—	(31)	(31)
WELLS FARGO BANK NA	08/25/2020		—	(32)	(32)
WELLS FARGO BANK NA	09/04/2018		(3)	(601)	(601)
WELLS FARGO BANK NA	09/04/2018		—	(16)	(16)
WELLS FARGO BANK NA	09/03/2019		—	(30)	(30)
WELLS FARGO BANK NA	09/11/2018		(3)	(543)	(543)
WELLS FARGO BANK NA	09/11/2018		—	(13)	(13)
WELLS FARGO BANK NA	09/10/2019		—	(55)	(55)
WELLS FARGO BANK NA	09/08/2020		—	(29)	(29)
WELLS FARGO BANK NA	09/25/2018		(3)	(663)	(663)
WELLS FARGO BANK NA	09/25/2018		—	(14)	(14)
WELLS FARGO BANK NA	09/24/2019		—	(28)	(28)
WELLS FARGO BANK NA	09/22/2020		—	(30)	(30)
WELLS FARGO BANK NA	10/09/2018		(3)	(452)	(452)
WELLS FARGO BANK NA	10/09/2018		—	(10)	(10)
WELLS FARGO BANK NA	10/08/2019		—	(25)	(25)
WELLS FARGO BANK NA	10/06/2020		—	(27)	(27)
WELLS FARGO BANK NA	10/16/2018		(3)	(460)	(460)
WELLS FARGO BANK NA	10/16/2018		—	(10)	(10)
WELLS FARGO BANK NA	10/15/2019		—	(24)	(24)
WELLS FARGO BANK NA	10/13/2020		—	(26)	(26)
WELLS FARGO BANK NA	11/06/2018		(3)	(415)	(415)
WELLS FARGO BANK NA	11/06/2018		—	(9)	(9)
WELLS FARGO BANK NA	11/05/2019		—	(23)	(23)
WELLS FARGO BANK NA	11/13/2018		(2)	(385)	(385)
WELLS FARGO BANK NA	11/13/2018		—	(10)	(10)
WELLS FARGO BANK NA	11/12/2019		—	(95)	(95)
WELLS FARGO BANK NA	11/10/2020		—	(52)	(52)
WELLS FARGO BANK NA	12/11/2018		(2)	(249)	(249)
WELLS FARGO BANK NA	12/11/2018		—	(7)	(7)
WELLS FARGO BANK NA	12/10/2019		—	(19)	(19)
WELLS FARGO BANK NA	12/08/2020		—	(22)	(22)
WELLS FARGO BANK NA	12/26/2018		(2)	(237)	(237)
WELLS FARGO BANK NA	12/24/2019		—	(18)	(18)
WELLS FARGO BANK NA	01/02/2019		(2)	(223)	(223)
WELLS FARGO BANK NA	12/31/2019		—	(18)	(18)
WELLS FARGO BANK NA	12/29/2020		—	(21)	(21)
WELLS FARGO BANK NA	01/08/2019		(2)	(168)	(168)
WELLS FARGO BANK NA	01/08/2019		—	(3)	(3)
WELLS FARGO BANK NA	01/07/2020		—	(14)	(14)
WELLS FARGO BANK NA	01/05/2021		—	(17)	(17)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK NA	01/15/2019		(2)	(146)	(146)
WELLS FARGO BANK NA	01/15/2019		—	(3)	(3)
WELLS FARGO BANK NA	01/14/2020		—	(13)	(13)
WELLS FARGO BANK NA	01/12/2021		—	(16)	(16)
WELLS FARGO BANK NA	01/29/2019		(2)	(106)	(106)
WELLS FARGO BANK NA	01/29/2019		—	(2)	(2)
WELLS FARGO BANK NA	01/28/2020		—	(23)	(23)
WELLS FARGO BANK NA	01/26/2021		—	(15)	(15)
WELLS FARGO BANK NA	02/12/2019		(2)	(284)	(284)
WELLS FARGO BANK NA	02/12/2019		—	(8)	(8)
WELLS FARGO BANK NA	02/11/2020		—	(20)	(20)
WELLS FARGO BANK NA	02/09/2021		—	(22)	(22)
WELLS FARGO BANK NA	03/12/2019		(2)	(196)	(196)
WELLS FARGO BANK NA	03/12/2019		—	(4)	(4)
WELLS FARGO BANK NA	03/10/2020		—	(28)	(28)
WELLS FARGO BANK NA	03/09/2021		—	(34)	(34)
WELLS FARGO BANK NA	03/19/2019		(2)	(281)	(281)
WELLS FARGO BANK NA	03/19/2019		—	(6)	(6)
WELLS FARGO BANK NA	03/17/2020		—	(17)	(17)
WELLS FARGO BANK NA	03/16/2021		—	(19)	(19)
WELLS FARGO BANK NA	03/26/2019		(3)	(459)	(459)
WELLS FARGO BANK NA	03/26/2019		—	(11)	(11)
WELLS FARGO BANK NA	03/24/2020		—	(23)	(23)
WELLS FARGO BANK NA	04/09/2019		(2)	(381)	(381)
WELLS FARGO BANK NA	04/09/2019		—	(9)	(9)
WELLS FARGO BANK NA	04/07/2020		—	(62)	(62)
WELLS FARGO BANK NA	04/06/2021		—	(23)	(23)
WELLS FARGO BANK NA	04/23/2019		(2)	(424)	(424)
WELLS FARGO BANK NA	04/23/2019		—	(11)	(11)
WELLS FARGO BANK NA	04/21/2020		—	(22)	(22)
WELLS FARGO BANK NA	04/20/2021		—	(24)	(24)
WELLS FARGO BANK NA	05/07/2019		(2)	(347)	(347)
WELLS FARGO BANK NA	05/07/2019		—	(6)	(6)
WELLS FARGO BANK NA	05/05/2020		—	(19)	(19)
WELLS FARGO BANK NA	05/04/2021		—	(20)	(20)
WELLS FARGO BANK NA	05/14/2019		(2)	(282)	(282)
WELLS FARGO BANK NA	05/14/2019		—	(4)	(4)
WELLS FARGO BANK NA	05/12/2020		—	(34)	(34)
WELLS FARGO BANK NA	05/11/2021		—	(19)	(19)
WELLS FARGO BANK NA	05/21/2019		(2)	(256)	(256)
WELLS FARGO BANK NA	05/21/2019		—	(5)	(5)
WELLS FARGO BANK NA	05/19/2020		—	(16)	(16)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
As of June 30, 2018
(in thousands)
Issuers	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK NA	05/28/2019		(2)	(300)	(300)
WELLS FARGO BANK NA	05/28/2019		—	(6)	(6)
WELLS FARGO BANK NA	05/26/2020		—	(36)	(36)
WELLS FARGO BANK NA	05/25/2021		—	(20)	(20)
WELLS FARGO BANK NA	06/04/2019		(2)	(246)	(246)
WELLS FARGO BANK NA	06/04/2019		—	(4)	(4)
WELLS FARGO BANK NA	06/01/2021		—	(17)	(17)
WELLS FARGO BANK NA	06/11/2019		(3)	(227)	(227)
WELLS FARGO BANK NA	06/11/2019		—	(3)	(3)
WELLS FARGO BANK NA	06/09/2020		—	(26)	(26)
WELLS FARGO BANK NA	06/08/2021		—	(15)	(15)
WELLS FARGO BANK NA	06/18/2019		(2)	(219)	(219)
WELLS FARGO BANK NA	06/18/2019		—	(4)	(4)
WELLS FARGO BANK NA	06/16/2020		—	(14)	(14)
WELLS FARGO BANK NA	06/15/2021		—	(16)	(16)
WELLS FARGO BANK NA	06/25/2019		(2)	(305)	(305)
WELLS FARGO BANK NA	06/25/2019		—	(5)	(5)
WELLS FARGO BANK NA	06/23/2020		—	(16)	(16)
WELLS FARGO BANK NA	06/22/2021		—	(14)	(14)
TOTAL WRITTEN OPTIONS				(29,747)	(29,747)

FUTURES
S&P 500 MINI FUTURES	09/01/2018		—	1	1
TOTAL FUTURES				1	1
TOTAL DERIVATIVES - NET				7,716	7,716

TOTAL INVESTMENTS IN CASH EQUIVALENTS, FIXED MATURITIES, EQUITY SECURITIES, SYNDICATED LOANS AND DERIVATIVES				$7,272,558	$7,231,891

NOTES
a) Cash equivalents are carried at amortized cost which approximates fair value. Fixed maturities and equity securities are carried at fair value. In the absence of quoted market prices, fair values are obtained from third party pricing services, non-binding broker quotes or other model-based valuation techniques. Syndicated loans are carried at amortized cost, less allowance for loan losses. Derivatives are carried at fair value. Options are traded in over-the-counter markets using pricing models with market observable inputs. Futures are exchange-traded and valued using quoted prices in active markets. See notes to the financial statements regarding valuations.
b) For Federal income tax purposes, the cost of investments is $7.3 billion.
c) Securities written down due to other-than-temporary impairment related to credit losses.
d) Non-Income producing securities.